AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2021.

No. 811-22704

No. 333-180879

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 162	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 164	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 1, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On date pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

September 1, 2021

Cambria Managed Futures Strategy ETF (MFUT)

Cambria Superinvestors ETF (SUPR)

Cambria Trend Following ETF (IVY)

Cambria Domestic Tax Optimized ETF (DTAX)

Cambria Foreign Tax Optimized ETF (FTAX)

Cambria Long Short ETF (CALS)

Cambria Global Income and Currency Strategies ETF (FXFX)

Cambria Covered Call Strategy ETF (CANA)

Cambria Buyout ETF (LBO)

Cambria Venture ETF (VCAP)

This Prospectus provides important information about each of the Funds listed above (each, a “Fund” and, collectively, the “Funds”), each a series of Cambria ETF Trust (the “Trust”), that you should know before investing. Please read it carefully and keep it for future reference.

Shares of each Fund (“Shares”) will be listed and traded on the [ ] (the “Exchange”).

As of the date of this Prospectus, no Shares are available for purchase for any of the Funds.

the U.S. Securities and Exchange Commission (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Funds’ Statement of Additional Information dated September 1, 2021 (the “SAI”) (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Cambria Managed Futures Strategy ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with positive returns that are not directly correlated to broad equity or fixed income markets.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:*	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:**	0.00%
Total Annual Fund Operating Expenses:	0.59%

*	The Investment Adviser, as defined below, has contractually agreed to waive the management fees that it receives from the Fund in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary, as defined below. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund’s Board of Trustees. The management fee figure in the table above represents the total amount of fees paid to the Investment Adviser by the Fund and the Subsidiary.
**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income markets. The Fund intends to invest using proprietary investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets. The Fund seeks to capture the economic benefit derived from rising and declining trends based on the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets by taking long or short positions in related futures contracts, currency forwards and swaps. Moving average refers to the average closing price of a security over a specified period of time, and moving average returns may be used to compare returns over short- and long-term periods. The Fund generally will take a long position in a particular asset class, sector or market that the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), expects to rise in value and generally will take a short position in a particular asset class, sector or market that Cambria expects to fall in value.

Cambria sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. Cambria will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. Cambria in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered consistent with applicable law at all times.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) as measured at the end of every quarter of the Fund’s taxable year. The Subsidiary is advised by Cambria and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure (long or short) to the investment returns of global commodity market. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Subsidiary.

To capture the economic benefit derived from rising and declining trends in the commodity and financial markets, the Adviser generally positions each of the Fund’s and Subsidiary’s investments long, short or flat, on a monthly basis, based on a comparison of each futures contract’s most recent monthly returns with its long-term moving average returns. If the monthly return is higher than the long-term moving average returns, the futures contract is positioned as “long” throughout the following month. If the futures contract’s returns are below its long-term moving average returns, the futures contract is positioned as “short.” To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. To be “flat” means to move a position to cash and/or a U.S. government bond ETF.

The Fund, through the Subsidiary, will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund, through the Subsidiary, will be adversely impacted if it holds a long position in a security or instrument that decreases in value and a short position that increases in value. The Fund typically seeks to allocate its portfolio of futures contracts across a diverse range of commodities and industries, and the Fund will not invest more than 25% of its total assets in issuers of a single industry or group of related industries. The Fund is not leveraged.

The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, directly in (i) short-term investment grade fixed income securities, including U.S. government and agency securities, sovereign debt obligations of non-U.S. countries and repurchase agreements, (ii) money market funds, (iii) exchange-traded vehicles (“ETVs”), such as ETFs and exchange-traded products (“ETPs”), and other investment companies, and (iv) cash and other cash equivalents. The Fund uses fixed income securities as investments and to collateralize the Subsidiary’s commodity exposure on a day-to-day basis. The Fund may also invest directly in exchange-traded funds and other investment companies, including closed-end funds, that provide exposure to commodities, equity securities and fixed income securities to the extent permitted under the 1940 Act. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund also may invest in commodity-linked structured notes. The Fund does not intend to invest directly in physical commodities. The Fund may invest in cash and cash equivalents to collateralize its derivatives investments or for other purposes, including temporary defensive strategies.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Currency Strategies Risk. The Fund holds investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Derivatives, such as futures contracts, currency forwards, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Vehicles and Investment Companies Risk. The risks of investing in securities of ETVs, such as ETFs and ETPs, and investment companies typically reflect the risks of the types of instruments in which the underlying ETV or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects.  The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, the use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management.

Futures Contracts Risk. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the foreign currency, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for a futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Interest Rate Risk. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. As of the date of this Prospectus, interest rates are near historic lows, but risks associated with rising interest rates are heightened given the possibility that the Federal Reserve may increase interest rates and/or change existing government fiscal policy initiatives in the near future, which could signal an end to the historically low interest rate environment. To the extent that rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Long/Short Risk. The Fund seeks long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Monthly Repositioning Risk. The Fund is designed to potentially capture the economic benefit derived from both rising and declining trends in futures prices. In order to accomplish this, the Fund’s futures contract positions are rebalanced and repositioned, either long or short, on a monthly basis. Long positions or short positions in each futures contract are determined based on price movements over the past seven months. In volatile markets, this may result in the futures contracts frequently being repositioned from long to short and vice versa. If the price movements that caused a particular futures contract to be repositioned subsequently reverse themselves, the Fund’s returns will be negatively impacted.

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Premium-Discount Risk.  Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. The Fund may engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract, swap agreement, structured note, or short positions on currency forwards. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Subsidiary Investment Risk. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in commodities futures, currency futures and other commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must, among other things, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s commodity-related investments will not generate income that is qualifying income, if held directly by the Fund. The Fund intends to hold such commodity-related investments indirectly, through the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income”. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund by the Subsidiary should be treated as “qualifying income”. Accordingly, to the extent the Subsidiary makes distributions out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the SAI. To the extent the Fund makes direct investments in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. If in any year the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level.

Volatility Risk. The net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a futures contract may result in immediate and substantial losses to the Fund.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [  ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Superinvestors ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Superinvestors Index (the “Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%
*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index consists of U.S.-listed equity securities, including the common stock of U.S. companies and American Depositary Receipts (“ADRs”). The Underlying Index represents a group of stocks that are favored by top performing institutional investors, as demonstrated by public disclosure of the portfolio holdings widely held by these investors. Widely held securities refer to securities held in large quantities by multiple top investors as well as securities held in smaller quantities but with greater consistency across the holdings of a larger number of top investors. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and utilizes a quantitative methodology to identify equity securities to be included as components of the Underlying Index.

At each annual rebalance date, the Index Provider’s proprietary algorithm selects stocks that are widely held by a select list of top portfolio managers. To be eligible for inclusion in the Underlying Index, equity securities must pass various market capitalization, sector concentration, and liquidity requirements.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), believes will help the Fund track the Underlying Index, including futures, options, swap contracts, cash and cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG, which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted annually. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of the date of this Prospectus, the Fund is not concentrated in any particular sector, industry or group of industries.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [  ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Trend Following ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Trend Following Index (the “Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Acquired Fund Fees and Expenses:*	0.[ ]%
Total Annual Fund Operating Expenses:	0.[ ]%
*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index is designed to provide diversified exposure, including short exposure, to all of the major world asset classes (i.e., stocks, bonds, commodities, and real estate) in the various regions, countries and sectors around the globe, including developed and emerging markets.

The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) that seeks to preserve and grow capital, independent of market direction, and produce consistent returns with reduced volatility and manageable drawdowns. A drawdown refers to the “peak-to-trough” decline of an investment over a specified period. The Underlying Index, consistent with long-term trend following parameters, seeks to capture the economic benefit derived from rising and declining trends based on the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets. Moving average refers to the average closing price of a security over a specified period of time, and moving average returns may be used to compare returns over short- and long-term periods.

The Fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in exchange-traded vehicles (“ETVs”), such as ETFs and exchange-traded products (“ETPs”). The Underlying Index consists of an investable portfolio of ETVs that provide exposure to the major asset classes on a global basis, including equity securities, fixed income securities and other asset classes, such as commodities and currencies. At each quarterly rebalance date, the Underlying Index identifies a group of ETVs that provide exposures to global stocks, to global bonds, and to real assets, such as commodities and real estate. The Underlying Index defines equity exposures to include ETVs that track stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Underlying Index defines fixed income exposures to include ETVs that track fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Underlying Index defines commodity and currency exposures to include ETVs that track commodity and currency indices.

At each quarterly rebalance date, the Underlying Index determines the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets based on a comparison of the most recent monthly returns of a futures contract and its long-term moving average returns. If the futures contract’s monthly return is higher than its long-term moving average returns, the Underlying Index takes a “long” position in the corresponding ETV. If the futures contract’s monthly returns are below its long-term moving average returns, the Underlying Index takes a “flat” position in the corresponding ETV. To be “long” means to hold or be exposed to an ETV with the expectation that its value will increase over time. To be “flat” means to move a position to cash and/or a U.S. government bond ETF. The Underlying Index will benefit if it has a long position in an ETV that increases in value. Conversely, the Underlying Index will be adversely impacted if it has a flat position in an ETV that decreases in value.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), believes will help the Fund track the Underlying Index, including individual equities (stocks), futures, options, swap contracts, cash and cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG, which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted quarterly. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of the date of this Prospectus, the Fund is not concentrated in any particular sector, industry or group of industries.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Vehicles and Investment Companies Risk. The risks of investing in securities of ETVs, such as ETFs and ETPs, and investment companies typically reflect the risks of the types of instruments in which the underlying ETV or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETVs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Interest Rate Risk. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. As of the date of this Prospectus, interest rates are near historic lows, but risks associated with rising interest rates are heightened given the possibility that the Federal Reserve may increase interest rates and/or change existing government fiscal policy initiatives in the near future, which could signal an end to the historically low interest rate environment. To the extent that rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Momentum Investing Risk. The Underlying Index may identify securities that have had higher recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk.The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

REIT Risk. The Underlying Index may be comprised of REITs. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Underlying Index, as well as the Fund, will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. The Fund, through its investment in ETVs, may engage in “short sale” transactions. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Fund’s exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [   ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

The acquisition of Shares of the Fund by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Domestic Tax Optimized ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Domestic Tax Optimized Index (the “Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%

*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index. The Underlying Index consists of U.S.-listed equity securities, including the common stock of U.S. companies, favored according to traditional value metrics. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and utilizes a quantitative methodology to identify equity securities to be included as components of the Underlying Index.

The Index Provider’s proprietary algorithm selects lower dividend yielding stocks that are attractive from a multi-factor value perspective based on traditional value metrics, including, but not limited to, P/S ratio, P/E ratio, and EV/EBITDA. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), believes that a composite approach, where multiple value metrics are used to rank the stock universe, can improve the robustness of selecting stocks versus reliance on any one value factor. Value stocks that do not generate high dividend yields have the potential to offer higher after tax returns than high dividend yielding stocks with similar total returns. While many investors prefer stocks with high dividend yields, these stocks can be very inefficient for taxable investors, particularly those investors in the higher tax brackets. Accordingly, the Underlying Index screens out high dividend yielding stocks and selects companies with strong value metrics to optimize the Fund’s after-tax returns and reduce investors’ tax liability associated with dividend distributions.

To be eligible for inclusion in the Underlying Index, equity securities must pass various market capitalization, sector concentration, and liquidity requirements. The Underlying Index begins with the broad U.S. equity universe, and after removing the highest yielding stocks, the Underlying Index then selects the top 100 stocks as determined by the Index Provider’s proprietary valuation algorithm. The Underlying Index consists of approximately 100 stocks, equal weighted.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its assets in instruments not included in the Underlying Index, but which Cambria believes will help the Fund track the Underlying Index, including cash, cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG, which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted annually. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of the date of this Prospectus, the Fund is not concentrated in any particular sector, industry or group of industries.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tax Optimization Investing Risk. The Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Investment Risk. The Fund considers certain value metrics when selecting stocks for inclusion in its portfolio and, as a result, the Fund may underperform when the market favors stocks with growth characteristics or a non-value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [   ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Foreign Tax Optimized ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Foreign Tax Optimized Index (the “Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%

*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index. The Underlying Index consists of foreign-listed equity securities, including the common stock of foreign companies, favored according to traditional value metrics. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and utilizes a quantitative methodology to identify equity securities to be included as components of the Underlying Index.

The Index Provider’s proprietary algorithm selects lower dividend yielding stocks that are attractive from a multi-factor value perspective based on traditional value metrics, including, but not limited to, P/S ratio, P/E ratio, and EV/EBITDA. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), believes that a composite approach, where multiple value metrics are used to rank the stock universe, can improve the robustness of selecting stocks versus reliance on any one value factor. Value stocks that do not generate high dividend yields have the potential to offer higher after tax returns than high dividend yielding stocks with similar total returns. While many investors prefer stocks with high dividend yields, these stocks can be very inefficient for taxable investors, particularly those investors in the higher tax brackets. Accordingly, the Underlying Index screens out high dividend yielding stocks and selects companies with strong value metrics to optimize the Fund’s after-tax returns and reduce investors’ tax liability associated with dividend distributions.

To be eligible for inclusion in the Underlying Index, equity securities must pass various market capitalization, sector concentration, and liquidity requirements. The Underlying Index begins with the broad global equity universe, which includes emerging market securities, but excludes U.S. securities. After removing the highest yielding stocks, the Underlying Index then selects the top 100 stocks as determined by the Index Provider’s proprietary valuation algorithm. The Underlying Index consists of approximately 100 stocks, equal weighted.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its assets in instruments not included in the Underlying Index, but which Cambria believes will help the Fund track the Underlying Index, including cash, cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG, which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted annually. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of the date of this Prospectus, the Fund is not concentrated in any particular sector, industry or group of industries.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tax Optimization Investing Risk. The Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Investment Risk. The Fund considers certain value metrics when selecting stocks for inclusion in its portfolio and, as a result, the Fund may underperform when the market favors stocks with growth characteristics or a non-value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [  ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Long Short ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Long Short Index (the “Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%

*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index generally consists of a 130/70 combination of long and short positions in equity securities, which results in the Underlying Index having a total long exposure of 130% and total short exposure of 70%. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and is designed to provide exposure to (i) long positions in the most relatively attractive equity securities and (ii) short positions in the most relatively unattractive equity securities. The Underlying Index’s exposure to long positions represents the ownership of equity securities; whereas, its short exposure represents the borrowing of equity securities in the hopes that their stock prices fall prior to a future settlement date upon which the short investor is obligated to deliver the equity securities to a third party.

At each quarterly rebalance date, the Underlying Index uses rules-based quantitative measures to select long and short positions from an investable portfolio of listed equity positions reported on Form 13F by a group of entities identified by the Underlying Index as investment funds. Form 13F is a quarterly report filed by institutional investment managers to disclose their U.S. equity holdings to the SEC. The Underlying Index’s net long exposure is generally 60%. From time to time, the Underlying Index may have directional exposure up to 100% net long when stock markets are rising and as low as 0% net long when markets are falling. The Underlying Index is designed to produce positive returns with reduced volatility and manageable risks and drawdowns. A drawdown refers to the “peak-to-trough” decline of an investment over a specified period.

The Underlying Index selects investment funds from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Investment funds must have minimum reported holdings of $100 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate investment funds that have high turnover rates for equity holdings. Once the investment fund pool has been determined, the Underlying Index utilizes Form 13F filings to compile the top stock holding from each of these investment funds and screen for liquidity.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), believes will help the Fund track the Underlying Index, including futures, options, swap contracts, cash and cash equivalents, exchange-traded vehicles (“ETVs”), such as ETFs and exchange-traded products (“ETPs”), and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG, which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted quarterly. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of the date of this Prospectus, the Fund is not concentrated in any particular sector, industry or group of industries.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. These risks also reflect the principal risks of the underlying ETVs through which the Fund may invest its assets. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Currency Strategies Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Derivatives, such as futures, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Vehicles and Investment Companies Risk. The risks of investing in securities of ETVs, such as ETFs and ETPs, and other investment companies typically reflect the risks of the types of instruments in which the underlying ETV or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. The Fund’s use of short selling and derivatives allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Long/Short Risk. The Fund seeks long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s or brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Risks Related to Form 13F Data. The Form 13F filings used to select the securities are filed up to 45 days after the end of each calendar quarter. Therefore, a given investor may have already sold its position by the time the security is added to the Fund’s portfolio. Furthermore, the Form 13F filing may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the Form 13F. As a result, the Form 13F may not provide a complete picture of the holdings of a given investor. An investor may hold long positions for a number of reasons, and Cambria has not investigated such reasons or the strategies followed by an investor who makes the filings. The Fund’s portfolio may not be representative of the investor’s universe or the strategies that give rise to the reported holdings. Because the Form 13F filing is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [  ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Global Income and Currency Strategies ETF

INVESTMENT OBJECTIVE

The Fund seeks income and capital appreciation from investments in securities and instruments that provide exposure to the global currency and bond markets, independent of market direction.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.69%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Acquired Fund Fees and Expenses:*	0.10%
Total Annual Fund Operating Expenses:	0.79%

*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$81	$252

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks positive absolute returns by investing in securities and other instruments that provide income and exposures to global currencies. The Fund will primarily seek exposures to currencies of developed and emerging countries that, in the opinion of the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), have liquid currency markets, including countries in the G-20 and other countries such as Argentina, Australia, Brazil, Canada, China, members of the European Union, India, Indonesia, Japan, Mexico, New Zealand, Norway, Russia, Saudi Arabia, South Africa, South Korea, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be exposed to income-producing securities and global currencies through investments in:

•	Forward foreign currency contracts that create exposures for the Fund to global currencies;	Forward Currency Contracts are agreements to buy or sell a specific currency at a future date at a price set at the time of the contract.

•	Global currencies and ETPs that invest in global currencies and ETFs that provide exposure to global currencies;	ETPs or “exchange-traded products” are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

•	Sovereign and corporate debt securities of any credit quality, duration and maturity, denominated in U.S. dollars or foreign currencies and ETFs that invest in such sovereign debt securities;	ETFs or “exchange-traded funds” are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

•	ETPs and ETNs that invest in or provide exposure to global currencies or physical gold;	ETNs or “exchange-traded notes” are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the securities’ issuer.

•	Money market instruments or other high-quality debt securities denominated in foreign currencies and ETFs that invest in such instruments; and

•	The U.S. dollar, including U.S. dollar-denominated money market instruments and U.S. Treasuries and registered investment companies that invest in such instruments and Treasuries.

When making currency-related investments, a “long” exposure to one currency inherently creates a “short” exposure to other currencies, since exposure to a particular currency through a currency-related investment is measured in relation to other currencies. Thus, the Fund may effectively take long and short positions in particular currencies.

Cambria utilizes a quantitative model to select long and short currency exposures for the Fund. The model reviews various characteristics of potential currency investments, such as the interest rate paid by the government backing the currency to issue short- and long-term debt and market sentiment about the currency as reflected in trading activity related to the currency. By considering together the various characteristics of potential currency investments, the model identifies potential long and short currency allocations for the Fund, as well as opportune times to make such allocations. Other screens exclude any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. Under normal market circumstances, at least 40% of the Fund’s net assets will be exposed, long or short, to foreign securities or currencies.

Cambria’s quantitative model is based on factors that, historically, have been uncorrelated to the debt and equity markets. Accordingly, Cambria uses it to construct the Fund’s portfolio to seek income and grow capital irrespective of the performance of the traditional equity and fixed income markets.

Cambria considers the realization of income and the growth of capital, irrespective of the performance of the traditional equity and fixed income markets, to be a “positive absolute return.” Positive absolute returns may be generated from the income produced by portfolio instruments, including underlying ETPs, plus (or minus) the gains (or losses) resulting from fluctuations in the values of currencies to which the Fund is exposed, relative to the U.S. dollar. Over a complete market cycle, U.S. and non-U.S. dollar-denominated securities in the Fund’s portfolio, and in ETPs in the Fund’s portfolio, are expected to provide the Fund’s primary source of income.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and expects to rebalance to target allocations at least monthly. As a result, the Fund may experience high portfolio turnover.

When using forward foreign currency contracts, fund assets will be primarily invested in a combination of U.S. dollar and non-U.S. dollar denominated money market instruments or other high-quality debt securities, or ETFs that invest in these instruments. The Fund may allocate up to 20% of its exposures to high yield U.S.-dollar denominated and non-U.S.-dollar denominated fixed income instruments (“junk bonds”) and ETFs that invest in these instruments. The Fund may be considered a “fund-of-funds” because at times it may seek to achieve its investment objective by, in part, investing in other ETFs.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Counterparty Risk. The Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”), including over-the-counter forward foreign currency contracts. The Fund bears the risk that a counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. If a counterparty defaults on its payment obligations, the Fund may lose money and the value of an investment in Fund Shares may decrease.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities and forward currency contracts.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Derivatives, such as forward currency contracts, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects.  The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, the use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of [ ], the Fund invested a significant portion of its assets in securities of companies in the Asia-Pacific region, Europe, including Russia, and South America.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Europe Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. In addition, the United Kingdom has formally exited the EU. Although it remains unclear what the potential consequences of Brexit may be, the economies of Europe and the United Kingdom, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

Russia Risk. As a result of events involving Ukraine and the Russian Federation, the United States, Canada and the European Union have imposed sanctions on certain Russian individuals and corporate entities. The United States imposed additional sanctions on Russia as a result of Russia’s interference in the U.S. election in 2016. Additional broader sanctions may be imposed in the future. These sanctions may result in the decline of the value and liquidity of Russian securities and could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. The Fund may seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

South America Risk. The economies and financial sectors of certain emerging markets countries are affected by the economies of South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates, and expropriation and/or nationalization of assets. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries in this region and on the financial sectors of emerging markets countries.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Interest Rate Risk. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. As of the date of this Prospectus, interest rates are near historic lows, but risks associated with rising interest rates are heightened given the possibility that the Federal Reserve may increase interest rates and/or change existing government fiscal policy initiatives in the near future, which could signal an end to the historically low interest rate environment. To the extent that rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares they could be worth less than what you paid for them.

Leveraging Risk. Certain of Fund’s investments may expose the Fund to leverage, causing the Fund to be more volatile.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. A significant, rapid rise in interest rates may result in a period of volatility and increased redemptions if Fund securities become illiquid and are forced to sell the illiquid securities at disadvantageous times or prices. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Precious Metals Risk. The value of investments related to precious metals, such as gold, are generally very volatile, and their prices may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metal-related investments.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and select stocks, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Tax Risk. In order to qualify for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must among other requirements, derive at least 90% of its gross income for each taxable year from “qualifying income.” “Qualifying income” for a RIC currently includes gains from currencies, however, the U.S. Treasury Department has authority to issue regulations that would exclude such foreign currency gains from “qualifying income” if such gains are not directly related to the Fund’s business of investing in stock or securities and could limit the Fund’s ability to qualify as a RIC. If in any year the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [  ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

The acquisition of Shares of the Fund by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Covered Call Strategy ETF

INVESTMENT OBJECTIVE

The Cambria Covered Call Strategy ETF (the “Fund”) seeks to provide a consistent total return through capital appreciation and, secondarily, through gains from option premiums.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.85%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Acquired Fund Fees and Expenses:*	0.29%
Total Annual Fund Operating Expenses:	1.14%

*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$116	$362

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may also result in a substantial amount of distributions from the Fund to be taxed as ordinary income, which may limit the tax efficiency of the Fund. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund will commence operations on or after the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in other exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) including, but not limited to, exchange-traded notes (“ETNs”) (together, the “Underlying Vehicles”), that offer diversified exposure to the major asset classes of the world. The Underlying Vehicles also provide diverse exposure to global regions (including developed and emerging markets), countries, styles (i.e., market capitalization, value, growth, etc.), and sectors.

•	ETFs are registered investment companies whose shares are exchange-traded and give investors a proportional interest in the pool of securities and other assets held by the ETF.

•	ETPs are exchange-traded equity securities whose value derives from an underlying asset or portfolio of assets, which may correlate to a benchmark, such as a commodity, currency, interest rate or index. ETFs are one type of ETP.

•	ETNs are unsecured and unsubordinated debt securities whose value derives, in part, from an underlying asset or benchmark and, in part, from the credit quality of the securities’ issuer.

The Fund will also write (sell) quarterly exchange-traded covered call options on each of the Fund’s positions in the Underlying Vehicles that have strike prices ranging from at-the-money to 3% out-of-the-money. The Fund’s covered call strategy reflects that the Fund writes call options on Underlying Vehicles only to the extent that the Fund owns a corresponding number of the Underlying Vehicles so that the Fund is able to cover any liability payable on the call options sold. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in an integrated strategy comprised of Underlying Vehicles and writing (selling) call options on the Underlying Vehicles. Writing covered call options reduces the Fund’s volatility, provides steady cash flow from premiums and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its portfolio. The Fund uses a proprietary methodology to determine the strike prices and premiums at which the Fund writes quarterly call options on the Fund’s Underlying Vehicles.

The Fund seeks to preserve and grow capital by producing absolute returns with reduced volatility and manageable risk. The Fund invests in Underlying Vehicles that span the world’s major asset classes and may include equities, bonds (including high yield bonds, which are commonly referred to as “junk bonds”), real estate (including real estate investment trusts (“REITs”)), commodities, and currencies. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), will actively manage the Fund’s portfolio utilizing a quantitative strategy with risk management controls in an attempt to protect capital. Through Underlying Vehicles, the Fund may have exposure to companies in any industry and of any market capitalization. The Fund may also invest directly in other securities and financial instruments similar to those held by the Underlying Vehicles, including cash and cash equivalents.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and expects to write call options and rebalance the Fund’s portfolio to target allocations, as established by Cambria in response to market conditions, on a quarterly basis. As a result, the Fund may experience high portfolio turnover. When Cambria concludes that the risk/reward relationship is unfavorable in certain asset classes, Cambria will take the necessary steps to adjust the Fund’s market exposure to that asset class. Cambria may sell a security to manage risk and/or if it identifies another investment it believes will outperform a current position.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Cash Redemption Risk. The Fund’s investment strategy will require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. The Fund may invest in commodity-related companies, commodity futures and physical commodities through the Underlying Vehicles. These investments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in an Underlying Vehicle’s holdings.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments in Underlying Vehicles with exposure to global regions and foreign securities.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Call options are referred to as “derivative” instruments since their values are based on, or derived from, an underlying reference asset, such as the Underlying Vehicles. Derivatives can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. Other risks of investments in derivatives include risks that the transactions may result in losses that partially or completely offset gains in portfolio positions and risks that the derivative transaction may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument.

Emerging Markets Risk. Underlying Vehicles may be comprised of emerging market securities. Emerging market countries are typically described as developing nations that are making progress toward joining the developed world and have more advanced economies and infrastructure than frontier market countries. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. Underlying Vehicles may be comprised of equities. As a result, an investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. ETFs, ETPs and investment companies may invest in derivatives; to the extent that one does so, the Fund will be exposed to the risks of derivatives, including potentially counterparty and leverage risks. In addition, when the Fund invests in ETFs, ETPs and investment companies, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, an investment by the Fund in an ETF, ETP or investment company may cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF, ETP or investment company.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. Underlying Vehicles may be comprised of fixed income securities. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying Vehicle may “call” (or repay) the security before its stated maturity, and the Underlying Vehicle may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying Vehicle’s and the Fund’s income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Underlying Vehicles may be comprised of foreign securities. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, an Underlying Vehicle’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Underlying Vehicle’s and the Fund’s returns.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in Underlying Vehicles that invest in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Hedging Risk. Options used by the Fund to reduce volatility may not perform as intended. There can be no assurance that the Fund’s option strategy will be effective. It may expose the Fund to losses, e.g., reduced profits from portfolio gains, to which it would not have otherwise been exposed if it only invested in Underlying Vehicles. Further, the option strategy does not protect the Fund against declines in the value of its portfolio securities.

High Yield Securities Risk. Underlying Vehicles may be comprised of high yield securities. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Longer maturity securities tend to be more sensitive to changes in interest rates and more volatile; and thus an Underlying Vehicle with a longer portfolio maturity generally is subject to greater interest rate risk. As of the date of this Prospectus, interest rates are near historic lows, but risks associated with rising interest rates are heightened given the possibility that the Federal Reserve may increase interest rates and/or change existing government fiscal policy initiatives in the near future, which could signal an end to the historically low interest rate environment. To the extent that rates increase substantially and/or rapidly, an Underlying Vehicle investing in fixed incomes securities, and the Fund, may be subject to significant losses.

International Closed-Market Trading Risk. Because an Underlying Vehicle’s investments may be traded in markets that are closed when the Underlying Vehicle’s listing exchange is open, there are likely to be deviations between the current pricing of an Underlying Vehicle’s underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Companies Risk. The Fund’s investments in Underlying Vehicles that are comprised of large capitalization companies may underperform other segments of the market because large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk. Certain of the Fund’s investments may expose the Fund to leverage, causing the Fund’s value to be more volatile.

Liquidity Risk. The Fund may sell options and invest in other instruments that may be less liquid than other types of investments. The options sold by the Fund may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results or that the Fund will achieve its investment objective. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s Underlying Vehicle portfolio. When writing call options on an Underlying Vehicle, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the Underlying Vehicle is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Portfolio Turnover Risk. Because the Fund “turns over” a portion of its options from time to time, the Fund will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. The Fund’s or an Underlying Vehicle’s strategy may result in high turnover rates, which may increase the Fund’s or an Underlying Vehicle’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Real Estate Investments Risk. Underlying Vehicles may be comprised of real estate securities. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

REIT Risk. Underlying Vehicles may be comprised of REITs. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Underlying Vehicle, as well as the Fund, will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. The Fund’s investments in Underlying Vehicles that are comprised of small and medium capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tax Risk. The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income, which is generally taxable to non-corporate shareholders at a lower rate. Covered call options are also subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions into capital losses, the deductibility of which are more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

Underlying Vehicle Counterparty and Leverage Risk. The Fund may be exposed to additional risks due to the nature of the investment programs of the Underlying Vehicles. The Underlying Vehicles may engage in investment transactions or other contracts with third parties (i.e., “counterparties”). They bear the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding involving the counterparty. If a counterparty defaults on its payment obligations, the Underlying Vehicle, and therefore the Fund, will lose money and the value of an investment in Fund Shares may decrease. Derivatives used by the Underlying Vehicles may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Although Underlying Vehicles registered under the Investment Company Act of 1940 (the “Investment Company Act”) will segregate or earmark liquid assets to cover the market value of its obligations under certain derivatives, the amount will be limited to the current value of the obligations to the counterparty, and will not prevent losses greater than the value of those obligations, and Underlying Vehicles not so registered may not have such cover obligations. The use of derivatives could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities subject to the derivative than direct investments. Use of leverage involves special risks and is speculative and could magnify any losses, and such losses may be significant.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception in [  ].

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

The acquisition of Shares of the Fund by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Buyout ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%

*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, private equity funds.

Cambria Investment Management, L.P. (“Cambria”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the returns of U.S. private equity funds. Private equity funds traditionally are not listed on public exchanges and typically invest directly in private companies and/or acquire controlling interests in public companies and turn them private through a buyout process. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies held by private equity funds. These factors include, but are not limited to, a company’s size, valuation, debt practices, and revenue growth. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $50 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have smaller market capitalizations, (ii) have higher long-term debt, (iii) are engaged in debt reduction, and (iv) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their revenue growth and value metrics, including, but not limited to, price-to-earnings (P/E) ratio and enterprise multiple (EV/EBITDA). For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. As of the date of this Prospectus, the Fund had significant investment exposure to the industrial, information technology and materials sectors.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Funds’ Risks” and “Additional Non-Principal Risk Information.”

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Private Equity Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. private equity funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. private equity funds. The Fund does not invest in private equity funds nor does it invest directly in the companies funded by private equity funds. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies held by private equity funds may not be the same factors that generate returns for private equity funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. private equity funds.

Private Equity Investing Style Risk. Private equity funds typically invest directly in private companies and/or public companies they wish to turn private through a buyout process. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with the private and public companies held by private equity funds. As such, the Fund is subject to many of the same risks. For example, these companies may hold significant debt, have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also be subject to greater volatility. Further, there is no guarantee that any company exhibiting these characteristics will either be purchased by a private equity fund and enter the buyout process or be successfully repackaged and returned to the public marketplace as an initial public offering.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and select stocks, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular economic sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Industrial Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Venture ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	0.00%
Other Expenses:*	0.00%
Total Annual Fund Operating Expenses:	0.59%

*	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$60	$189

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, venture capital funds or venture capital start-up companies.

Cambria Investment Management, L.P. (“Cambria”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the returns of U.S. venture capital funds. Venture capital funds are not listed on public exchanges and typically invest directly in private companies to provide equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. These companies tend to have short operating histories that involve novel technology, products and services. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies funded by venture capital funds. These factors include, but are not limited to, a company’s size, valuation and leverage. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $10 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have shorter operating histories, (ii) have smaller market capitalizations, and (iii) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their leverage (e.g., a company’s debt/asset ratio) and value metrics, including, but not limited to, price-to-earnings (P/E) ratio and enterprise multiple (EV/EBITDA). In addition, Cambria’s algorithm will tend to allocate Fund assets to companies in industries favored by venture capital firms, including industries within the health care and information technology sectors. For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. As of the date of this Prospectus, the Fund had significant investment exposure to the health care, industrial, information technology and materials sectors.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

PRINCIPAL RISKS

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Funds’ Risks” and “Additional Non-Principal Risk Information.”

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and select stocks, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular economic sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrial Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Venture Capital Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. venture capital funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. venture capital funds. The Fund does not invest in venture capital funds or venture capital start-up companies. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies funded by venture capital funds may not be the same factors that generate returns for venture capital funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital funds.

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with private companies held by venture capital funds. As such, the Fund is subject to many of the same risks. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also (i) hold significant debt; (ii) engage in a rapidly changing business environment with products subject to obsolescence; (iii) rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; (iv) depend on an inexperienced management team; and (v) be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

INVESTMENT ADVISER

Cambria Investment Management, L.P. serves as the investment adviser of the Fund.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager for the Fund and has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.cambriafunds.com.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the Funds’ investment practices. For more information about other types of investments a Fund may make, and about the risks of investing in each Fund, please see the Funds’ SAI, which is available upon request. Each Fund’s investment objective is a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.

Index Funds

Under normal market conditions, each of the Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, and Cambria Long Short ETF (collectively, the “Index Funds”) will invest at least 80% of its total assets in the components of its Underlying Index and in depositary receipts representing components of the Underlying Index. Each Index Fund may change its 80% investment policy without shareholder approval. Each Index Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy.

In addition, each Index Fund employs a “passive management”—or indexing—investment approach and seeks to track the performance of its Underlying Index. In doing so, each Index Fund intends to employ a replication strategy, but if the Index Fund is unable to fully replicate the Underlying Index, it may use a representative sampling indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics similar to those of the Underlying Index.

The quantity of holdings in an Index Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Index Fund. In addition, from time to time, securities are added to or removed from an Underlying Index on the rebalance date and consequently the attributes of an Underlying Index, such as sectors, industries or countries represented in an Underlying Index and weightings, may change. An Index Fund may sell securities that are represented in an Underlying Index, or purchase securities that are not yet represented in an Underlying Index, in anticipation of their removal from or addition to an Underlying Index or to reflect various corporate actions or other changes to an Underlying Index. Further, an Index Fund may overweight or underweight securities in an Underlying Index, purchase or sell securities not in the Underlying Index, or utilize various combinations of other available techniques, in seeking to track an Underlying Index.

Additional Information About the Underlying Indexes

Each Underlying Index was created and is managed by Cambria Indices, LLC, an affiliate of Cambria. The Index Provider has retained an unaffiliated third party, Solactive, AG (the “Calculation Agent”), to calculate each Underlying Index. The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate each Underlying Index on a daily basis. The Index Provider will monitor the results produced by the Calculation Agent to help ensure that each Underlying Index is being calculated in accordance with the applicable rules-based methodology.

The Index Provider has no obligation to take the needs of the Funds or the owners of Fund shares into consideration in determining, composing, or calculating an Underlying Index. The Index Provider is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of a Fund to be issued or in the determination or calculation of the equation by which the shares of a Fund are redeemable.

The Index Provider and Cambria have established policies and procedures designed to prevent non-public information about pending changes to an Underlying Index from being used or disseminated in an improper manner. Furthermore, the Index Provider and Cambria have established policies and procedures designed to prevent improper use and dissemination of non-public information about each Fund’s portfolio strategies and to prevent each Fund’s portfolio managers from unduly influencing an Underlying Index’s methodologies.

Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Buyout ETF, and Cambria Venture ETF

Each Fund’s principal investment strategy or Underlying Index applies a proprietary algorithm that selects stocks based on a multi-factor value perspective based on traditional value metrics, which may include some or all of the following metrics: P/S ratio, P/E ratio, FFO, and EV/EBITDA.

•	P/S ratio, or price-to-sales ratio, refers to a valuation ratio that compares a company’s stock price to its revenues;
•	P/E ratio, or price-to-earnings ratio, refers to a valuation ratio that compares a company’s stock price to its earnings;
•	FFO, or funds from operations, refers to the figure used by REITs to define cash flow from operations; and
•	EV/EBITDA, or the enterprise multiple, is a ratio used to determine the value of a company by dividing a company’s enterprise value (EV) by its earnings before interest, taxes, depreciation, and amortization (EBITDA). A company’s EV is calculated by adding together its market capitalization, value of debt, minority interest, and preferred shares and subtracting its cash and cash equivalents.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, each of the Cambria Managed Futures Strategy ETF, Cambria Global Income and Currency Strategies ETF, Cambria Covered Call Strategy ETF, Cambria Buyout ETF, and Cambria Venture ETF (collectively, the “Active Funds”) may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments. An Active Fund may be invested in these instruments for extended periods, depending on Cambria’s assessment of market conditions. Debt securities and money market instruments include shares of mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher. While an Active Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that an Active Fund invests in money market mutual funds, it would bear its pro rata portion of such money market fund’s advisory fees and operational fees.

Additional Information About the Funds’ Risks

This section provides additional information about the risks of investing described under “Principal Risks” in the Fund Summary for each of the following Funds: Cambria Managed Futures Strategy ETF (MFUT), Cambria Superinvestors ETF (SUPR), Cambria Trend Following ETF (IVY), Cambria Domestic Tax Optimized ETF (DTAX), Cambria Foreign Tax Optimized ETF (FTAX), Cambria Long Short ETF (CALS), Cambria Global Income and Currency Strategies ETF (FXFX), Cambria Covered Call Strategy ETF (CANA), Cambria Buyout ETF (LBO) and Cambria Venture ETF (VCAP). Each Fund’s principal risks are presented below in alphabetical order to facilitate investors’ ability to find particular risks and compare them with the risks of other funds.

	MFUT	SUPR	IVY	DTAX	FTAX	CALS	FXFX	CANA	LBO	VCAP
Principal Risks
Cash Redemption Risk	X							X
Commodity Investing Risk	X		X					X
Counterparty Risk			X				X
Credit Risk	X		X
Currency Strategies Risk	X					X	X	X
Cyber Security Risk	X	X	X	X	X	X	X	X	X	X
Depositary Receipts Risk		X
Derivatives Risk	X		X			X	X	X
Emerging Markets Risk			X		X		X	X
Equity Investing Risk	X	X	X	X	X	X		X	X	X
Exchange-Traded Vehicles and Investment Companies Risk	X		X			X	X	X
Exchange-Traded Notes Risk			X				X	X
Fixed Income Risk	X		X				X	X
Foreign Investment Risk	X	X	X		X		X	X	X	X
Forward Currency Contracts Risk	X						X
Futures Contracts Risk	X					X
Geographic Investment Risk					X		X	X
Asia-Pacific Risk							X
Europe Risk							X
Russia Risk							X
South America Risk							X
Hedging Risk								X
High Yield Securities Risk			X				X	X
Interest Rate Risk	X		X				X	X
International Closed-Market Trading Risk	X				X		X	X
Investment Risk	X	X	X	X	X	X	X	X	X	X

	MFUT	SUPR	IVY	DTAX	FTAX	CALS	FXFX	CANA	LBO	VCAP
Large Capitalization Company Risk		X		X	X	X		X
Leveraging Risk						X	X	X
Liquidity Risk	X						X	X
Long/Short Risk	X					X
Management Risk	X						X	X	X	X
Market Events Risk	X	X	X	X	X	X	X	X	X	X
Micro Capitalization Company Risk									X	X
Momentum Investing Risk			X
Monthly Repositioning Risk	X
Options Risk			X			X		X
Passive Investment Risk		X	X	X	X	X
Portfolio Turnover Risk	X					X	X	X	X	X
Precious Metals Risk							X
Premium-Discount Risk	X	X	X	X	X	X	X	X	X	X
Private Equity Correlation Risk									X
Private Equity Investing Style Risk									X
Quantitative Security Selection Risk		X	X	X	X	X	X		X	X
Real Estate Investments Risk			X					X
REIT Risk			X					X
Repurchase Agreement Risk	X
Risks Related to Form 13F Data						X
Secondary Market Trading Risk	X	X	X	X	X	X	X	X	X	X
Sector Risk									X	X
Health Care Sector Risk										X
Industrial Sector Risk									X	X
Information Technology Sector Risk									X	X
Materials Sector Risk									X	X
Short Sale Risk	X		X			X

	MFUT	SUPR	IVY	DTAX	FTAX	CALS	FXFX	CANA	LBO	VCAP
Small and Medium Capitalization Company Risk		X	X	X	X	X		X	X	X
Sovereign Debt Securities Risk							X
Subsidiary Investment Risk	X
Tax Risk	X						X	X
Tax Optimization Investing Risk				X	X
Tracking Error Risk		X	X	X	X	X
Value Investment Risk				X	X
Venture Capital Correlation Risk										X
Venture Capital Investing Style Risk										X
Volatility Risk	X
Underlying Vehicle Counterparty and Leverage Risk								X

PRINCIPAL RISKS

Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings. The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of the Fund’s control and may not be anticipated. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions; changing supply and demand relationships and levels of domestic production and imported commodities; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of investment companies, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.

Counterparty Risk. The Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”), including over-the-counter forward foreign currency contracts. For example, the Fund may enter into forward currency contracts or repurchase agreements. The Fund bears the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in these circumstances. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund Shares may decrease.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While a Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, ex-U.S. sovereign bonds, options related to global ex-U.S. equity securities, forward contracts, money market instruments or other high quality debt securities, or investment companies that invest in those instruments. To the extent that a foreign government moves to devalue a currency to which the Fund has exposure, such action could cause the Fund to lose money.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Depositary Receipts Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. Cambria will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. The Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivatives, including swaps, options, futures and forward currency contracts, are subject to a number of risks, some of which are described elsewhere in this Prospectus. The use of derivatives may entail risks greater than, or possibly different from, such risks to which the Fund is exposed. Certain of the different risks to which the Fund might be exposed due to the use of derivatives include the following:

•	Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

•	Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

•	Segregation Risk is the risk associated with any requirement which may be imposed to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit exposure to loss, and the Fund may be exposed to investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the segregated assets would be sold.

•	Volatility Risk is the risk that, because some derivatives involve economic leverage, this economic leverage will increase the volatility of the derivative instruments, as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Exchange-Traded Vehicles and Investment Companies Risk. The risks of investing in securities of ETVs, such as ETFs and ETPs, and other investment companies typically reflect the risks of the types of instruments in which the ETF, ETP or investment company invests. When the Fund invests in these securities, shareholders of the Fund bear their proportionate share of the fees and expenses of the ETF, ETP or other investment company, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF, ETP or investment company could cause the Fund’s operating expenses to be higher and performance to be lower.

Through its investments in investment companies, the Fund may be indirectly exposed to additional risks. Derivatives used by investment companies in which the Fund may invest may cause them to become leveraged, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain investment companies may segregate liquid assets to cover the market value of its obligations under the derivatives, this will not prevent losses of amounts in excess of the segregated assets. Other investment companies may not employ any risk management procedures at all, leading to even greater losses.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. As a result, the value of the ETN may decline, including to zero. In addition, as with investments in other ETPs, ETFs and investment companies, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower than it would if it invested directly in the securities of the index or other reference assets of the ETN.

Fixed Income Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations, or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities, and financial instruments related to fixed income securities, generally changes in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. A fund with a longer portfolio maturity generally is subject to greater interest rate risk. Changes in interest rates may also have an impact on equity markets.

As of the date of this Prospectus, risks associated with rising interest rates remain heightened given the Federal Reserve’s recent interest rate hikes, which may have signaled an end to the historically low interest rate environment. The Federal Reserve increased interest rates three times in 2017 and four times in 2018; however, in August 2019, for the first time since 2008, the Federal Reserve decreased rates in response to various global risks. To the extent that rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in depositary receipts, are subject to special risks, including the following:

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares, and may cause the Fund to decline in value.

Currency Risk. The Fund’s net asset value is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects.  The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, the use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management.

Futures Contracts Risk. Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least, in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills.

Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the foreign currency, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for a futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, economic and political conditions and changes in tax, regulatory, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Europe Risk. The Economic and Monetary Union of the European Union (the “E.U.”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the economies of E.U. member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels in several European countries, including Greece, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

An investment in issuers located or operating in Eastern Europe may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Eastern Europe. Economies of certain Eastern European countries rely heavily on the export of commodities, including oil, gas, and certain metals. As a result, such economies may be impacted by international commodity prices and are particularly vulnerable to global demand for these products. Geopolitical events, acts of terrorism, and other instability in certain Eastern European countries may cause uncertainty in their financial markets and adversely affect the performance of the issuers to which the Fund has exposure. The securities markets in some Eastern European countries are substantially smaller and less developed, with less government supervision and regulation of stock exchanges, and may be less liquid and more volatile than securities markets in the United States or Western European countries.

Other risks related to investing in securities of issuers located or operating in Eastern Europe include: delays in transaction settlements, the risk of relying on foreign sub-custodians, the risk that ownership of the Fund’s securities may become disputed, the absence of legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in issuers located or operating in Eastern Europe as a result of expropriation; and certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

In June 2016, the United Kingdom (“UK”) voted in a referendum to leave the EU (“Brexit”). As a result of the referendum, S&P downgraded the UK’s credit rating from “AAA” to “AA” and the EU’s credit rating from “AA+” to “AA” in the days that followed the vote. Other credit ratings agencies have taken similar actions. On March 29, 2017, the UK invoked article 50 of the Lisbon Treaty, notifying the European Council of the UK’s intention to withdraw from the EU by the end of March 2019. However, after two years of negotiating the UK’s withdrawal from the EU, this date has been extended until October 31, 2019 and subsequently extended until January 31, 2020, on which date the United Kingdom formally exited the EU. During an 11-month transition period, the United Kingdom, including its businesses and people, will continue to abide by applicable EU rules, honor the United Kingdom’s trade relationships with EU countries, and prepare for the new post-Brexit rules to take effect on January 1, 2021. The impact of Brexit on the United Kingdom, the EU and global markets remains unclear and will depend largely upon the United Kingdom’s ability to negotiate favorable terms with the EU with respect to trade and market access during the transition period. The uncertainty associated with the Brexit process as well as the consequences that follow from its outcome could (i) adversely affect European or worldwide political, regulatory, economic, or market conditions, (ii) contribute to instability in global political institutions, regulatory agencies, and financial markets, and (iii) impact the volatility of exchange rates and interest rates. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and the UK determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests.

Russia Risk. As a result of recent events involving Ukraine and the Russian Federation, the United States, Canada, the European Union and other Western countries have imposed sanctions on certain Russian individuals and corporate entities. The United States imposed additional sanctions on Russia as a result of Russia’s interference in the U.S. election in 2016. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations.

For these or other reasons, the Fund may seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective or principal investment strategies. The Fund may also have to liquidate all or a portion of its assets, which may be at unfavorable prices.

South America Risk. The economies and financial sectors of certain emerging markets countries are affected by the economies of South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates, and expropriation and/or nationalization of assets. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries in this region and on the financial sectors of emerging markets countries.

Hedging Risk. Options used by the Fund to reduce volatility may not perform as intended. There can be no assurance that the Fund’s option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested in stocks. Further, the option strategy may not fully protect the Fund against declines in the value of its portfolio securities.

High Yield Securities Risk. Securities that are high yield, commonly referred to as “junk bonds,” are regarded as inherently speculative with respect to the capacity to pay interest and repay principal. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than are more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Longer maturity securities tend to be more sensitive to changes in interest rates and more volatile; and thus an underlying vehicle with a longer portfolio maturity generally is subject to greater interest rate risk. As of the date of this Prospectus, interest rates are near historic lows, but risks associated with rising interest rates are heightened given the possibility that the Federal Reserve may increase interest rates and/or change existing government fiscal policy initiatives in the near future, which could signal an end to the historically low interest rate environment. To the extent that rates increase substantially and/or rapidly, an underlying vehicle investing in fixed incomes securities, and the Fund, may be subject to significant losses.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

Leveraging Risk. The Fund’s use of derivatives and other investment strategies may result in leverage. Leverage creates investment exposure to gains and losses in excess of the amounts invested by the Fund. The Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to leverage to the extent required by applicable law. The Fund may have to liquidate assets to meet to satisfy obligations or coverage requirements that arise because of the use of leverage. Leverage could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values to which the Fund has leveraged exposure than if the Fund had made direct investments. Use of leverage involves special risks and is highly speculative. Leverage will magnify any losses, and such losses may be significant.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. The Fund may invest in fixed income securities, derivatives, and/or other instruments that may be less liquid than other types of investments. The securities and instruments in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Derivatives. In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses or realizing gains.

Fixed Income Securities. A significant, rapid rise in interest rates may result in a period of volatility and increased redemptions if Fund securities become illiquid and are forced to sell the illiquid securities at disadvantageous times or prices.

Long/Short Risk. The Long Short ETF seeks long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Management Risk. The Fund is actively managed and uses proprietary investment strategies and processes. There can be no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected. Securities selected by Cambria may not perform as expected. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in equity, credit and fixed-income markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Micro Capitalization Company Risk. In addition to the risks associated with investing in small and medium capitalization companies, set forth below, micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Momentum Investing Risk. The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Monthly Repositioning Risk. The Managed Futures Strategy ETF is designed to potentially capture the economic benefit derived from both rising and declining trends in futures prices. In order to accomplish this, the Fund’s futures contract positions are rebalanced and repositioned, either long or short, on a monthly basis. Long positions or short positions in each futures contract are determined based on price movements over the past seven months. In volatile markets, this may result in the futures contracts frequently being repositioned from long to short and vice versa. If the price movements that caused a particular futures contract to be repositioned subsequently reverse themselves, the Fund’s returns will be negatively impacted. For example, if Oil is positioned long for the month of January, and the underlying futures contracts decline in price, the Fund will experience losses. Depending on the magnitude of the price decline, Oil may reposition itself to short at month end. If, in February, the market reverses and appreciates in price, Oil will again experience losses, even if the price of Oil futures contracts measured across both months is flat from a performance perspective. Such activity can cause the Fund to lose more, and possibly significantly more, than an investment focused only on long or short positions in the same futures contracts.

Options Risk. Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of various factors that may change rapidly over time. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over-the-counter options transaction.

Each Fund, except Covered Call Strategy ETF. Exchange traded index options give the holder of the option the right to buy (or to sell) a position in an index of securities to the writer of the option, at a certain price. Writing index call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

Covered Call Strategy ETF. Exchange traded index options give the holder of the option the right to buy (or to sell) a position in an index of securities to the writer of the option, at a certain price. Writing index call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio. When writing call option on an Underlying Vehicle, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the Underlying Vehicle is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold components of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. The Underlying Index reflects a limited number of securities, may not deliver positive returns, and may not perform as well as other types of investments.

Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher portfolio turnover rates. This may increase the Fund’s brokerage commission costs. The performance of the Fund could be negatively impacted by the increased brokerage commission costs incurred by the Fund. Rapid portfolio turnover may also result in a substantial amount of distributions from the Fund to be taxed as ordinary income, which may limit the tax efficiency of the Fund.

Precious Metals Risk. Prices of precious metal-related securities are often very volatile. The production and sale of precious metals, such as gold, by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals. The Fund may incur higher custody and transaction costs for precious metals than for securities.

Premium-Discount Risk. Shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Private Equity Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. private equity funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. private equity funds. The Fund does not invest in private equity funds nor does it invest directly in the private companies funded by private equity funds. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies held by private equity funds may not be the same factors that generate returns for private equity funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. private equity funds.

Private Equity Investing Style Risk. Private equity funds typically invest directly in private companies and/or public companies they wish to turn private through a buyout process. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with the private and public companies held by private equity funds. As such, the Fund is subject to many of the same risks. For example, these companies may hold significant debt, have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also be subject to greater volatility. Further, there is no guarantee that any company exhibiting these characteristics will either be purchased by a private equity fund and enter the buyout process or be successfully repackaged and returned to the public marketplace as an initial public offering.

Quantitative Security Selection Risk. Data for some issuers, particularly for emerging market issuers, may be less available and/or less current than data for issuers in other markets. With respect to the Active Fund, Cambria uses quantitative techniques to generate investment decisions, and with respect to the Index Funds, the Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index. Cambria and the Underlying Index, respectively, may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of a security’s value and its effectiveness can change over time. These changes may not be adequately reflected in the quantitative model.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

REIT Risk. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs trade like stocks and may qualify for special tax considerations. In addition to the risks associated with the direct ownership of real estate and real estate-related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. As a result, investments in REITs may be volatile. REITs also have fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Repurchase Agreement Risk. A Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term. In addition, should a counterparty become insolvent or otherwise default, there could be a delay before a Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Risks Related to Form 13F Data. The Form 13F filings used to select the securities of the Long Short ETF are filed up to 45 days after the end of each calendar quarter. Therefore, a given investor may have already sold its position by the time the security is added to the Fund’s portfolio. Furthermore, the Form 13F filing may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the Form 13F. As a result, the Form 13F may not provide a complete picture of the holdings of a given investor. An investor may hold long positions for a number of reasons, and Cambria has not investigated such reasons or the strategies followed by an investor who makes the filings. The Fund’s portfolio may not be representative of the investor’s universe or the strategies that give rise to the reported holdings. Because the Form 13F filing is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Sector Risk. To the extent that the Fund invests a significant portion of its assets in a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. Companies in the health care sector are regulated extensively by the government and their profits can be significantly affected by, among other things, the rising costs of medical products and services, restrictions on the government’s reimbursement for medical expenses, price controls, and expenses associated with the drug approval process, including research and development. Health care companies also rely upon the protection of patents and may be adversely impacted by lapsing patents or the cost associated with defending a patent through litigation. These companies may also be negatively affected by technological developments or industry innovations that make their drugs, treatments, or medical products obsolete. Health care companies are also subject to litigation based on product liability and related claims.

Industrial Sector Risk. The industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the industrial sector may also be adversely affected by changes or trends in commodity prices, which may be unpredictable.

Information Technology Sector Risk. Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, which may have an adverse effect on their profit margins. Companies in the technology sector are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for technology companies in foreign markets. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, a rising interest rate environment tends to negatively affect companies in the technology sector because, in such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Issuers in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Fund’s exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Subsidiary Investment Risk. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Managed Futures Strategy ETF, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in commodities futures, currency futures and other commodity-linked derivative instruments. In order for the Fund to qualify as a RIC under the Code, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income”. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund by the Subsidiary should be treated as “qualifying income”. The Fund believes that income from its Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Adviser will carefully monitor the Fund’s investments in its Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the SAI. Certain of the Fund’s direct investments may generate income that is not qualifying income. To the extent the Fund makes direct investments in commodity-linked derivative instruments, they will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of their gross income. However, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. In addition, the Fund must satisfy a quarterly asset diversification test. If the Fund were to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Tax Optimization Investing Risk. The Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. For example, under certain market conditions, the Fund could exhaust its tax loss carryforwards (to the extent available) and be forced to recognize taxable income and gains in connection with the sale of portfolio securities. Because the Fund intends to annually distribute substantially all its income and gains to shareholders in order to avoid incurring corporate and excise taxes, it may be required to make distributions to shareholders that subject shareholders to federal, state and local taxes. Failure to distribute such income and gains would have negative tax consequences to the Fund and its shareholders that likely would outweigh the tax consequences associated with the Fund’s distribution of income and gains. Managing the Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Tracking Error Risk. Tracking error is the difference between the Fund’s performance from that of the Underlying Index. This may occur due to an imperfect correlation between the Fund’s holdings and those comprising the Underlying Index, pricing differences, the Fund’s holding of cash, differences in the timing of dividend accruals, changes to the Underlying Index, or the need to meet regulatory requirements. If the Fund is small, it may experience greater tracking error to its Underlying Index or it could ultimately liquidate. This risk is heightened during times of increased market volatility or other unusual market conditions. If the Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Underlying Vehicle Counterparty and Leverage Risk. The Fund may be exposed to additional risks due to the nature of the investment programs of the Underlying Vehicles. The Underlying Vehicles may engage in investment transactions or other contracts with third parties (i.e., “counterparties”). They bear the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding involving the counterparty. If a counterparty defaults on its payment obligations, the Underlying Vehicle, and therefore the Fund, will lose money and the value of an investment in Fund Shares may decrease. Derivatives used by the Underlying Vehicles may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Although Underlying Vehicles registered under the Investment Company Act will segregate or earmark liquid assets to cover the market value of its obligations under certain derivatives, the amount will be limited to the current value of the obligations to the counterparty, and will not prevent losses greater than the value of those obligations, and Underlying Vehicles not so registered may not have such cover obligations. The use of derivatives could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities subject to the derivative than direct investments. Use of leverage involves special risks and is speculative and could magnify any losses, and such losses may be significant.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. The Fund’s performance also may be affected adversely if value stocks become unpopular with or lose favor among investors. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Venture Capital Correlation Risk. Although the Fund seeks to generate returns that mimic the returns of U.S. venture capital funds, the Fund may not be able to generate comparable returns through its investments in U.S. exchange-listed equities primarily due to the fact that the underlying holdings of the Fund differ from those widely held by U.S. venture capital funds. The Fund does not invest in venture capital funds or venture capital start-up companies. Further, the factors identified by Cambria as being commonly associated with the equity securities of private companies funded by venture capital funds may not be the same factors that generate returns for venture capital funds. Accordingly, the Fund’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital funds.

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. Although the Fund invests in the equity securities of publicly traded companies, these companies share various characteristics with private companies held by venture capital funds. As such, the Fund is subject to many of the same risks. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also (i) hold significant debt; (ii) engage in a rapidly changing business environment with products subject to obsolescence; (iii) rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; (iv) depend on an inexperienced management team; and (v) be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Volatility Risk. The net asset value of the Managed Futures Strategy ETF over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a futures contract may result in immediate and substantial losses to the Fund.

Additional Non-PRINCIPAL Risk Information

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, Shares may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to net asset value and face delisting.

Cash and Cash Equivalents Holdings Risk. Each Fund may invest in cash and cash equivalents for indefinite periods of time when Cambria determines the prevailing market environment warrants doing so. When a Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.

Clearing Broker Risk. The failure or bankruptcy of a Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Funds, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

Operational Risk. Each Fund and its service providers, including Cambria, the Fund’s administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures. Any such disruptions may have an adverse impact on the Fund. Although the Fund and its service providers seek to reduce these operational risks through their internal controls and processes, it may not be possible to identify and develop policies and controls to address all such risks.

FUND MANAGEMENT

Cambria Investment Management, L.P. acts as each Fund’s investment adviser. Cambria is located at 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Cambria was founded in 2006 and managed approximately $1.12 billion in assets as of August 2, 2021.

Cambria is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. Cambria continuously reviews, supervises, and administers the Funds’ investment programs. Cambria has entered into an investment advisory agreement (the “Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, each Fund pays Cambria an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
Cambria Managed Futures Strategy ETF	0.59%
Cambria Superinvestors ETF	0.59%
Cambria Trend Following ETF	0.59%
Cambria Domestic Tax Optimized ETF	0.59%
Cambria Foreign Tax Optimized ETF	0.59%
Cambria Long Short ETF	0.59%
Cambria Global Income and Currency Strategies ETF	0.69%
Cambria Covered Call Strategy ETF	0.85%
Cambria Buyout ETF	0.59%
Cambria Venture ETF	0.59%

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement with respect to each Fund, will be available in each Fund’s first annual or semi-annual report to shareholders.

Cambria bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a majority of the outstanding Shares of a Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

PORTFOLIO MANAGER

Mebane T. Faber is the portfolio manager primarily responsible for the day-to-day management of each of the Funds.

Mebane T. Faber, Chief Investment Officer and Portfolio Manager

Mr. Faber has been co-founder and the Chief Investment Officer of Cambria since 2006, Chief Executive Officer of Cambria since 2018, and has been portfolio manager of each Fund since its inception. Mr. Faber is the manager of Cambria’s separate accounts and private investment funds for accredited investors. He is also President of the Trust and an interested trustee and the Chairman of the Trust’s Board of Trustees. Mr. Faber is also the author of the Mebane Faber Research blog, author of Shareholder Yield, and the co-author of The Ivy Portfolio: How to Invest Like the Top Endowments and Avoid Bear Markets. Mr. Faber graduated from the University of Virginia with a double major in Engineering Science and Biology.

The Funds’ SAI provides additional information about the portfolio manager, including other accounts managed, ownership in the Funds, and compensation.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the distributor of Creation Units (defined below) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203, is the administrator and fund accountant for the Funds.

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts 02109, is the transfer agent and custodian for each of the Funds. BBH also serves as custodian for the Subsidiary.

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, District of Columbia 20004, serves as legal counsel to the Funds.

Cohen & Company, Ltd., 342 North Water St., Suite 830 Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for each Fund. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund and reviewing the tax returns.

INDEX PROVIDER AND DISCLAIMERS

Cambria Indices, LLC

Cambria Indices, LLC is the index provider for each of the Index Funds. The Index Provider was formed as a Delaware limited liability company on September 23, 2013 and is in the business of developing and maintaining financial indexes, including the Underlying Indexes. The Index Provider is affiliated with Cambria because it is a wholly-owned subsidiary of Cambria. The Index Provider has entered into an index licensing agreement (the “Licensing Agreement”) with Cambria to allow Cambria’s use of the Underlying Indexes for the operation of the Index Funds. Cambria may pay licensing fees to the Index Provider from Cambria’s management fees or other resources. Cambria has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Index Funds to utilize the relevant Underlying Indexes. The Funds do not pay fees to the Index Provider or to Cambria under the Sub-Licensing Agreement.

The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Underlying Indexes to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Indexes in no way suggests or implies an opinion by the Index Provider as to the advisability of an investment in any or all of the securities upon which the Underlying Indexes are based. The Index Provider’s only relationship to the Funds is the licensing of certain intellectual property of the Index Provider and of the Underlying Indexes, which are determined and composed by the Index Provider and calculated by a third party without regard to the Funds. The Index Provider is not responsible for and has not reviewed the Funds nor any associated literature or publications and it makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Indexes. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

CAMBRIA INDICES, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND CAMBRIA INDICES, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CAMBRIA INDICES, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY A FUND, INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. CAMBRIA INDICES, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CAMBRIA INDICES, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Exchange

Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing or trading of the Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Index Funds. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of a Fund or any member of the public regarding the ability of a Fund to track the total return performance of its Underlying Index or the ability of an Underlying Index to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indexes. The Exchange does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of a Fund as licensee, licensee’s customers and counterparties, owners of the Shares of a Fund, or any other person or entity from the use of the Underlying Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The Exchange makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein.

BUYING AND SELLING FUND SHARES

Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units, which are likely to cost over $1 million. Creation Units are issued and redeemed for cash and/or in-kind for securities.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or “Creation Units.” Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

As of the date of this Prospectus, no Shares are available for purchase for any of the Funds.

Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Each Fund lists and trades its Shares on the Exchange and under the trading symbol as follows:

Fund	Exchange	Trading Symbol
Cambria Managed Futures Strategy ETF	[ ]	MFUT
Cambria Superinvestors ETF	[ ]	SUPR
Cambria Trend Following ETF	[ ]	IVY
Cambria Domestic Tax Optimized ETF	[ ]	DTAX
Cambria Foreign Tax Optimized ETF	[ ]	FTAX
Cambria Long Short ETF	[ ]	CALS
Cambria Global Income and Currency Strategies ETF	[ ]	FXFX
Cambria Covered Call Strategy ETF	[ ]	CANA
Cambria Buyout ETF	[ ]	LBO
Cambria Venture ETF	[ ]	VCAP

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Share Trading Prices. The trading prices of a Fund’s Shares may differ from the Fund’s daily NAV, and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV. The Funds may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the “Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.

NET ASSET VALUE

The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

•	Taking the current market value of its total assets,
•	Subtracting any liabilities, and
•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of a Fund’s Shares, expenses are accrued and applied daily and stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in non-exchange traded investment companies are valued at their NAVs. Forward foreign currency contracts and swap contracts are generally valued based on the marked-to-market value of the contract. Pricing services, approved and monitored pursuant to a policy approved by the Funds’ Board, provide market quotations based on both market prices and indicative bids.

If a market quotation is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. To the extent a Fund has holdings of tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund Shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. With respect to the Index Funds, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by its Underlying Index, which may adversely affect the Fund’s ability to track its Underlying Index. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at www.cambriafunds.com. Among other things, this website includes this Prospectus and the SAI, and includes the Funds’ holdings, the Funds’ last annual and semi-annual reports, pricing information about Shares trading on the Exchange, daily NAV calculations, updated performance information, and a historical comparison of the trading prices to NAV, premiums and discounts, and bid/ask spreads.

Each day a Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.cambriafunds.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Premium/Discount Information. Information about the premiums and discounts at which the Funds’ Shares have traded is available at www.cambriafunds.com.

INVESTMENTS BY OTHER INVESTMENT COMPANIES

The Trust and the Funds are part of the Cambria family of funds and related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares of each Fund beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so. These funds cannot purchase or otherwise acquire Fund Shares if such fund, and any company or companies under such acquiring fund’s control, immediately after such purchase or acquisition own in the aggregate (i) more than 3% of the total outstanding voting securities of the Fund, (ii) Fund Shares having an aggregate value in excess of 5% of the value of the acquiring fund’s total assets, or (iii) Fund Shares and securities issued by all other investment companies (other than Treasury stock of such acquiring fund) that have an aggregate value in excess of 10% of the value of the acquiring fund’s total assets.

The SEC recently adopted changes to the regulatory framework for fund of funds arrangements and, as a result, the Trust’s exemptive order will be rescinded by the SEC on January 19, 2022. However, effective January 19, 2021, new Rule 12d1-4 permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to similar conditions.

The relief from Section 12(d)(1) is not available for investments in the Cambria Trend Following ETF, Cambria Global Income and Currency Strategies ETF and Cambria Covered Call Strategy ETF, since each of these Funds operates, or may operate, as a “fund of funds.”

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND DISTRIBUTIONS

Each Fund generally pays out dividends from its net investment income, if any, to shareholders quarterly, and distributes its net capital gains, if any, to shareholders annually. Each Fund typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to Fund shareholders as “income dividends.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the federal, state, and local tax consequences of an investment in Shares. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Tax Status of the Funds. Each Fund intends to elect and to qualify for the special tax treatment afforded to a RIC under the Code. If the Funds qualify for treatment as RICs, and meet certain minimum distribution requirements, then they are generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders.

Certain of a Fund’s investments may be subject to complex provisions of the Internal Revenue Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. To the extent a Fund invests in an Underlying Vehicle that is taxable as a RIC, the tax treatment of complex securities will also apply to such Underlying Vehicle’s investments in such complex securities and instruments.

Certain Funds may write covered call options. Covered call options are subject to complex federal tax rules that: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions into capital losses, the deductibility of which are more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

Certain Funds may invest in U.S. REITs directly or indirectly. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to such Fund until after the time that the applicable Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest such Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consist of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If a Fund is a “qualified fund-of-funds” it will be eligible to file an election with the Internal Revenue Service (the “IRS”) that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

TAXES ON DISTRIBUTIONS

Each Fund intends to distribute each year substantially all of its net investment income and net capital gains income. Dividends and distributions are generally taxable to you whether you receive them in cash or in additional Shares. Income distributions by the Funds, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions by the Funds that qualify as “qualified dividend income” are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). In order for a distribution by a Fund to be treated as qualified dividend income, it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and you must meet similar requirements with respect to the Fund’s Shares. Distributions that a Fund receives from an ETF, an underlying fund that is taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. Qualified dividend income is, in general, dividends from domestic corporations and from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund’s investment and/or trading strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income.

Distributions of a Fund’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains regardless of your holding period in a Fund’s Shares and regardless of whether paid in cash or reinvested in additional Shares. For non-corporate shareholders, long-term capital gains are generally taxable at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Funds that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations. A Fund’s investment and/or trading strategies may limit its ability to distribute dividends eligible for the dividends received deduction.

Distributions in excess of a Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) first will reduce your adjusted tax basis in your Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, in the case of individuals, will be taxed at a maximum rate of 20% (or less in some cases, as noted above), if the distributions are attributable to Shares held by you for more than twelve months and as short-term capital gain or loss if they have been held for twelve months or less.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions declared to shareholders of record in October, November or December and actually paid in January of the following year may be treated as paid on December 31 of the calendar year in which declared.

A Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

You may be subject to federal back-up withholding tax, if you have not provided a Fund (or financial intermediaries, such as brokers, through which you own Shares) with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than twelve months or if held for twelve months or less will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of long-term capital gain dividends received with respect to such Shares and disallowed to the extent that exempt interest dividends were paid with respect to such Fund shares. For tax purposes, an exchange of Shares for shares of a different Fund is the same as a sale. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

The Funds (or their administrative agents) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund Shares sold. In addition to reporting the gross proceeds from the sale of Fund Shares, the Funds (or their administrative agent) are also required to report the cost basis information for such Shares and indicate whether these Shares have a short-term or long-term holding period. For each sale of such Fund’s Shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund Shares may not be changed after the settlement date of each such sale of Fund Shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash paid (or received) for such Creation Unit(s). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the amount of cash received (or paid) for such Creation Unit(s). The IRS, however, may assert that a loss realized that is realized by an Authorized Participant upon an exchange of securities for Creation Unit(s) may not be deducted currently under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. Authorized Participants exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Each Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Non-U.S. Investors

If you are a nonresident alien individual or a foreign corporation, trust or estate, (i) a Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies but (ii) gains from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the Funds’ SAI.

HOUSEHOLDING POLICY

It is the policy of the Funds to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund(s) covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245 or calling us at: 855-ETF-INFO (383-4636) (toll free).

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date of this Prospectus, the Funds do not have financial highlights to present at this time.

If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds’ investments is available in their annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

An SAI dated September 1, 2021, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	855-ETF-INFO (383-4636) (toll free)
Write:	2321 Rosecrans Avenue, Suite 3225
El Segundo, CA 90245
Visit:	www.cambriafunds.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Additional information about the Funds filed with the SEC, including their shareholder reports and the SAI, is available (or will be available) on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Investment Company Act File No. 811-22704.

STATEMENT OF ADDITIONAL INFORMATION

CAMBRIA ETF TRUST

Cambria Managed Futures Strategy ETF (MFUT)

Cambria Superinvestors ETF (SUPR)

Cambria Trend Following ETF (IVY)

Cambria Domestic Tax Optimized ETF (DTAX)

Cambria Foreign Tax Optimized ETF (FTAX)

Cambria Long Short ETF (CALS)

Cambria Global Income and Currency Strategies ETF (FXFX)

Cambria Covered Call Strategy ETF (CANA)

Cambria Buyout ETF (LBO)

Cambria Venture ETF (VCAP)

2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245

PHONE: (310) 683-5500

September 1, 2021

This SAI describes additional information related to certain series of the Cambria ETF Trust. The Trust is an open-end registered management investment company under the Investment Company Act. This SAI relates to each of the Funds listed above.

The Cambria Managed Futures Strategy ETF, Cambria Global Income and Currency Strategies ETF and Cambria Covered Call Strategy ETF are actively managed ETFs. The Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, and Cambria Long Short ETF are passively-managed ETFs, meaning that they are designed to track the performance of an underlying index. Cambria Investment Management, L.P. serves as the investment adviser to each Fund. ALPS Distributors, Inc. serves as the Distributor for each Fund.

Shares of each Fund are, or will be, listed and traded on the [ ].

As of the date of this Prospectus, no Shares are available for purchase for any of the Funds.

This SAI, dated September 1, 2021, as revised from time to time, is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated September 1, 2021, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 855-ETF-INFO (383-4636) or visiting www.cambriafunds.com. When available, an annual report for each Fund will be available in the same manner at no charge by request to the Fund(s) at the address, website, or phone number noted above. Each Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent annual report to shareholders.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.

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GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cambria” means Cambria Investment Management, L.P., the investment adviser to each Fund.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CEA” means the Commodity Exchange Act, as amended.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of Shares that each Fund issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distribution Plan” means the Funds’ Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

“Distributor” means ALPS Distributors, Inc., the distributor to each Fund.

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.

“DTC” means the Depository Trust Company.

“ETF” means exchange-traded fund.

“Exchange” means the [ ].

“FINRA” means the Financial Industry Regulatory Authority.

“Funds” means the series of the Trust discussed in this SAI: the Cambria Managed Futures Strategy ETF, Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Long Short ETF, Cambria Global Income and Currency Strategies ETF, Cambria Covered Call Strategy ETF, Cambria Buyout ETF, and Cambria Venture ETF.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

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“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Index Funds” means the Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, and Cambria Long Short ETF.

“Index Provider” means Cambria Indices, LLC.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“IRS” means the Internal Revenue Service.

“NAV” means the net asset value of a Share.

“NSCC” means the National Securities Clearing Corporation.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the Funds’ Prospectus, dated September 1, 2021, as amended and supplemented from time to time.

“REIT” means a real estate investment trust.

“RIC” means a “regulated investment company” under Subchapter M of the Code.

“SAI” means this Statement of Additional Information, dated September 1, 2021, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of a Fund.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units. The Transaction Fee is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to each Fund, see “Transaction Fees” in this SAI.

“Trust” means the Cambria ETF Trust, a Delaware statutory trust.

“Underlying Index” means the Cambria Superinvestors Index with respect to the Cambria Superinvestors ETF, Cambria Trend Following Index with respect to the Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF with respect to the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized Index with respect to the Cambria Foreign Tax Optimized ETF, and Cambria Long Short Index with respect to the Cambria Long Short ETF.

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TRUST AND FUNDS OVERVIEW

The Trust is a Delaware statutory trust formed on September 9, 2011 and an open-end registered management investment company comprised of twenty-two funds, twelve of which have commenced operations as of the date of this SAI, and ten of which are discussed in this SAI. The Cambria Managed Futures Strategy ETF, Cambria Global Income and Currency Strategies ETF Cambria Covered Call Strategy ETF, Cambria Buyout ETF, and Cambria Venture ETF are diversified, actively-managed ETFs. The Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, and Cambria Long Short ETF are diversified, index-based ETFs that seek investment results that correspond (before fees and expenses) generally to the price and yield performance of their respective Underlying Index. The offering of the Shares is registered under the 1933 Act.

Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of each Fund will be listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Diversification

Each Fund is “diversified” within the meaning of the Investment Company Act. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

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EXCHANGE LISTING AND TRADING

Shares of each Fund will be listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained; (ii) if the Exchange files separate proposals under Section 19(b) of the Investment Company Act and any of the statements regarding (a) the index composition, if applicable; (b) the description of the Fund; (c) limitations on the Fund’s portfolio holdings or reference assets; (d) dissemination and availability of the Index; or (e) the applicability of the Exchange listing rules specified in such proposals are not continuously maintained; (iii) if following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; (iv) if the value of an Index Fund’s underlying index is no longer calculated or available or an interruption to the dissemination persists past the trading day in which it occurred or the underlying index is replaced with a new index, unless the new underlying index meets certain Exchange requirements; or (v) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on such Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.cambriafunds.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

6

INVESTMENT POLICIES AND RESTRICTIONS

In addition to the investment objectives and policies set forth in the Prospectus, each Fund is subject to the investment restrictions set forth below. The investment policies enumerated in this section may be changed with respect to a Fund only by a vote of the holders of a majority of a Fund’s outstanding voting securities. For the purposes of the Investment Company Act, a “majority of outstanding shares” means the vote of the lesser of: (i) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

1.	The Funds may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Funds may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Funds may not engage in the business of underwriting securities except to the extent that the Funds may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Funds may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	The Funds may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Funds from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Funds may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	The Funds will not concentrate their investments in issuers of one or more particular industries, except that each of the Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, and Cambria Long Short ETF will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each such Fund’s Underlying Index concentrates in the securities of a particular industry or group of industries.

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental investment policies, which may be changed by the Board without a shareholder vote upon at least 60 days’ prior written notice to shareholders:

All Funds. A Fund may not hold illiquid assets in excess of 15% of its net assets. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

Cambria Covered Call Strategy ETF Only. Under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in an integrated strategy comprised of Underlying Vehicles and writing (selling) call options on the Underlying Vehicles.

7

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the Investment Company Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets, at the time of borrowing, from banks for any purpose (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.

With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The Investment Company Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from banks, as described immediately above.

With respect to the fundamental policy relating to making loans set forth in (6) above, the Investment Company Act does not prohibit a Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC staff treats repurchase agreements as loans).

Except with respect to borrowing and illiquid securities, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund or investment in illiquid securities that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.

For purposes of applying the limitation set forth in the concentration policy, the Funds, with respect to their equity holdings, will generally use the industry classifications provided by the Global Industry Classification System. Also, with respect to the limitations set forth in the Funds’ concentration policy, securities of the U.S. government (including its agencies and instrumentalities) and, except as set forth in the following sentence, tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry. To the extent that the income from a municipal bond is derived principally from a specific project or backed principally from the assets and revenue of a non-governmental user, the securities will be deemed to be from the industry of that project or user.

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The following chart, which supplements and should be read together with the information in the Prospectus, describe the specific investments and technique applicable to the Cambria Managed Futures Strategy ETF (MFUT), Cambria Superinvestors ETF (SUPR), Cambria Trend Following ETF (IVY), Cambria Domestic Tax Optimized ETF (DTAX), Cambria Foreign Tax Optimized ETF (FTAX), Cambria Long Short ETF (CALS), Cambria Global Income and Currency Strategies ETF (FXFX), Cambria Covered Call Strategy ETF (CANA), Cambria Buyout ETF (LBO), and Cambria Venture ETF (VCAP). Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of each Fund may be changed without shareholder approval.

8

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

	MFUT	SUPR	IVY	DTAX	FTAX	CALS	FXFX	CANA	LBO	VCAP
Cash Items	X	X	X	X	X	X	X	X	X	X
CFTC Regulation	X	X	X	X	X	X	X	X
Credit Quality Standards	X	X	X	X	X	X	X	X	X	X
Cryptocurrency Investments	X		X				X	X
Debt-Related Investments	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X		X				X
Corporate Debt Securities	X		X				X
Debt and Other Fixed Income Securities Generally	X		X				X	X	X	X
Exchange-Traded Notes	X		X					X
High Yield Securities	X		X				X	X
Mortgage-Related and Other Asset-Backed Securities	X		X				X
Municipal Securities	X		X				X	X
U.S. Government Securities	X		X				X	X	X	X
Zero Coupon Securities	X		X				X
Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities	X		X				X
Equity-Related Investments	X	X	X	X	X	X	X	X	X	X
Common Stocks	X	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X		X	X
Master Limited Partnerships	X	X	X	X	X	X		X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X		X	X	X
Real Estate Investment Trusts	X	X	X	X	X	X		X	X	X
Rights and Warrants	X	X	X	X	X	X			X	X
Foreign Investments Generally	X	X	X	X	X	X	X	X	X	X
Asia-Pacific Risk	X	X	X		X		X	X
Canada Risk	X
Depositary Receipts	X	X	X		X			X	X	X
Emerging Markets Risk	X	X	X		X		X	X
Europe Risk	X	X	X		X		X	X
Foreign Currency Transactions	X	X	X				X
Foreign Government Securities	X	X	X				X
Latin America Risk	X						X
Middle East Risk	X						X
Russia Risk	X						X
Futures Contracts and Related Options	X	X	X			X
Illiquid Securities	X	X	X	X	X	X	X	X	X	X
Investment in the Subsidiary	X
Options Contracts	X	X	X			X		X
Repurchase Agreements	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X	X
Short Sales	X		X			X	X
Swap Agreements	X	X	X			X
Tracking an Index		X	X	X	X	X

9

Cash Items

The Fund may invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

CFTC Regulation

The 2010 enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of derivatives, including swaps, options, futures and forward contracts, and the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated. Title VII of the Dodd-Frank Act creates a framework for the regulation of OTC derivatives, such as swaps. In particular, it makes broad changes to the OTC derivatives market and grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants. The legislation and the related regulations developed by the CFTC, SEC, and other federal regulators that have been and may be promulgated in the future may negatively impact a Fund’s ability to meet its investment objective either through investment limits or requirements imposed on it or any of its counterparties. In particular, capital requirements and requirements related to the mandatory clearing of OTC derivatives transactions have impacted and may continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in a Fund.

Central Clearing. Forward currency contracts that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a forward currency contract is not centrally cleared, the use of forward currency contracts also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which the Fund enters into forward currency contracts will be monitored by Cambria. If a counterparty’s creditworthiness declines, the value of the forward currency contract might decline, potentially resulting in losses to the Fund. Changing conditions in a particular market area may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but exercising these remedies could take significant time and expense.

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Commodity Pool Exclusion and Registration. In February 2012, the CFTC announced substantial amendments to the exclusion in its Regulation 4.5 for registered investment companies from registration as a commodity pool operator (“CPO”). Under these amendments, if the Fund uses commodity interests (such as CFTC-regulated futures, options on futures and swaps) other than for bona fide hedging purposes (as defined by the CFTC) and seeks to claim the Regulation 4.5 exclusion from registration, the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV. Alternatively, the aggregate net notional value of these positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).

Cambria has claimed the Regulation 4.5 exclusion from registration as a CPO under the CEA, in its management of the Fund and intends to comply with one of the two alternative limitations described above. To the extent these limits are approached, Cambria may not be able to take advantage of investment opportunities for the Fund in order to comply with and maintain the exclusion.

Cover. Transactions using derivative instruments, such as options or forward currency contracts, may expose the Fund to an obligation to another party. Under such circumstances, the Fund will comply with SEC guidelines regarding cover for these obligations and will, if the guidelines so require, set aside cash or liquid assets in an account or on the books with its custodian in the prescribed amount as determined daily and consistent with the Investment Company Act, specifically sections 8 and 18 thereunder. In complying with such requirements, the Fund will include assets of any wholly-owned subsidiary in which that Fund invests on an aggregate basis. Such cover will generally be either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Turnover. The Fund’s forward currency contracts activities, if any, may affect its turnover rate. The sale or purchase of forward currency contracts may cause the Fund to sell or purchase related investments, thus increasing its turnover rate.

Credit Quality Standards

When investing in fixed income securities and, if applicable, preferred or convertible stocks, the Fund maintains the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by a nationally recognized statistical rating organization (a “Rating Organization”), Cambria will use the highest rating assigned by the Rating Organization to determine a security’s credit rating. Commercial paper must be rated at least “A-1” or equivalent by a Rating Organization. Corporate debt obligations, mortgage-backed and other asset-backed securities and municipal securities must be rated at least “B-” or equivalent by a Rating Organization. For securities that are not rated by a Rating Organization, Cambria’s internal credit rating will apply and be subject to the equivalent rating minimums described here. The Funds may retain a debt security that has been downgraded below the initial investment criteria.

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Cryptocurrency Investments

Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. The Fund may seek investment exposure to bitcoin indirectly through investing up to 5% of its net assets in Grayscale Bitcoin Trust (“GBTC”), a privately offered investment vehicle that invests in bitcoin. GBTC is not registered as an investment company under the 1940 Act or regulated as a commodity pool under the CEA. Consequently, shareholders of GBTC do not have the regulatory protections afforded to investors under either regulatory scheme. Except for its investment in GBTC, the Fund will not invest, directly or indirectly, in cryptocurrencies.

In addition to the general risks of investing in other investment vehicles, the value of the Fund’s indirect investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which can be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons including but not limited to regulatory changes, a crisis of confidence in the bitcoin network or a change in user preference to competing cryptocurrencies. The Fund’s exposure to cryptocurrency can result in substantial losses to the Fund.

Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the nature of an investment in cryptocurrency. A determination that cryptocurrency or any other digital asset is a “security” may adversely affect the value of cryptocurrency. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. Accordingly, the bitcoin held by GBTC (and the Fund’s indirect exposure to such holdings) is also susceptible to these risks.

Cryptocurrencies trade on exchanges, which are largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. These exchanges can cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges may be more exposed to the risk of market manipulation than exchanges for more traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by more traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on more traditional exchanges.

12

Shares of GBTC have historically traded, and may continue to trade, at a significant premium or discount to NAV. If GBTC were to cease to trade at a premium to its NAV, the value of the Fund’s investment in GBTC could decrease, even if the value of GBTC’s underlying holdings in bitcoin does not decrease. In addition, the Fund’s investment in GBTC will be subject to the operating expenses associated with GBTC. If GBTC incurs expenses in U.S. dollars, GBTC would be required to sell bitcoins to pay these expenses. The sale of GBTC’s bitcoins to pay expenses in U.S. dollars at a time of low bitcoin prices could adversely affect the value of an investment in the Fund.

Factors affecting the further development of cryptocurrency include, but are not limited to, continued worldwide growth or possible cessation or reversal in the adoption and use of cryptocurrency and other digital assets; government and quasi-government regulation or restrictions on or regulation of access to and operation of digital asset networks; changes in consumer demographics and public preferences; maintenance and development of open-source software protocol; availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; general economic conditions and the regulatory environment relating to digital assets; negative consumer or public perception; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage or and or value of, other cryptocurrencies.

Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact the Fund’s investment. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.

The Fund’s exposure to cryptocurrency may change over time and, accordingly, such exposure may not be represented in the Fund’s portfolio at any given time. Many significant aspects of the tax treatment of investments in cryptocurrency are uncertain, and an investment in bitcoin may produce income that if directly earned by a RIC would not be treated as qualifying income for purposes of the applicable qualifying income requirement necessary for the Fund to qualify as a RIC under Subchapter M of the Code. The Fund may invest directly in GBTC, which is expected to be treated as a grantor trust for U.S. federal income tax purposes, and therefore an investment by the Fund in GBTC will generally be treated as a direct investment by the Fund in bitcoin for such purposes. To the extent the Fund invests in GBTC, it will seek to restrict its income from such investments to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income requirement necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income requirement, or may not be able to accurately predict the non-qualifying income from these investments. Accordingly, the extent to which the Fund invests in GBTC directly may be limited by the qualifying income requirement, which the Fund must continue to satisfy to maintain its status as a RIC. Failure to comply with the qualifying income requirement would have significant negative tax consequences to Fund shareholders.

13

In 2014, the IRS released Notice 2014-21 (the “Notice”) discussing certain aspects of “convertible” virtual currency (that is, digital assets that have an equivalent value in fiat currency or that act as a substitute for fiat currency) for U.S. federal income tax purposes and, in particular, stating that such a digital asset (i) is “property,” (ii) is not “currency” for purposes of the rules relating to foreign currency gain or loss and (iii) may be held as a capital asset. In 2019, the IRS released a Revenue Ruling 2019-24 and a set of “Frequently Asked Questions” (the “Ruling & FAQs”) that provide some additional guidance. However, the Notice and the Ruling & FAQs do not address other significant aspects of the U.S. federal income tax treatment of digital assets. Other tax issues include the income and withholding taxation of incidental rights received through a fork in the blockchain, airdrops offered to bitcoin holders and other similar events, including situations where such rights are disclaimed, as is expected with respect to GBTC’s intended treatment of such events. There is limited guidance from the IRS with respect to the treatment of bitcoin for tax purposes. In any event, there can be no assurance that the IRS will not alter its positions or otherwise provide further guidance, potentially retroactive in effect, with respect to digital assets in the future or that a court would uphold the treatment set forth in the Notice and the Ruling & FAQs or in other guidance. For these reasons, the Fund’s investment in GBTC could result in unexpected and potentially retroactive recognition of taxable income, which could increase distributions to shareholders and subject to the Fund to excise tax and income tax liability and potential loss in value, with effects that would be directly or indirectly negative or contrary to the Fund’s tax position and investment strategy, and result in the Fund altering its investment strategy, potentially resulting in substantial investment losses for shareholders. It is also unclear what additional guidance on the treatment of digital assets for U.S. federal income tax purposes may be issued in the future. Any such alteration of the current IRS positions or additional guidance could have an adverse effect on the value of bitcoin.

Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset and future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of the Fund’s indirect investment in cryptocurrency and the ability to exchange a cryptocurrency or utilize it for payments.

Debt-Related Investments

Asset-Backed Securities

Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with the Fund’s investment objectives and policies, Cambria also may invest in other types of ABS.

14

Corporate Debt Securities

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. The Fund may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Fund’s percentage limitations for investments in illiquid securities. See Appendix B to this SAI for a description of corporate bond credit ratings.

Debt and Other Fixed Income Securities Generally

Debt securities include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and political subdivisions, foreign governments, their authorities, agencies, instrumentalities, and political subdivisions, supra-national agencies, corporate debt securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Debt securities may be investment grade securities or high yield securities, which are described below. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Ltd. (“Fitch”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by Cambria and traded publicly on the world market. The Fund, at the discretion of Cambria, may retain a debt security that has been downgraded below the initial investment criteria.

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of the Fund that invests in fixed income securities cannot be predicted with certainty. The future income of the Fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

15

Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. The market price for an ETN may be higher or lower than, respectively, the ETN’s NAV. Investing in ETNs exposes the Fund to all the risks of that investment and, in general, subjects it to a pro rata portion of the ETN’s fees and expenses. In addition to trading ETNs on exchanges, investors typically may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. The Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. High yield securities are inherently speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer. The credit rating of a high yield bond does not necessarily address its market value risk, and, from time to time, ratings may change to reflect developments regarding the issuer’s financial condition. Generally, the lower the rating of a high yield bond, the more speculative its characteristics.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or SMBSs. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the Fund may have to treat the security’s final maturity as its effective maturity, potentially increasing the volatility of the Fund.

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The Fund may invest in municipal lease obligations. Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Many leases and contracts include no appropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Investing in the municipal bond market is subject to certain risks. The amount of public information available about the municipal bonds held by the Fund is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Cambria. The secondary market for municipal bonds, particularly the lower-rated bonds, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. See Appendix B to this SAI for a description of municipal bond credit ratings.

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds and Treasury inflation protected securities (TIPS)) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and Federal Home Loan Banks (“FHLBs”).

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.

As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

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Zero Coupon Securities

Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

Equity-Related Investments

Common Stocks

Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. This may not be true currently or in the future. The market value of all securities, including common stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

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Convertible Securities

Convertible securities include fixed-income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than the underlying common stock, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stock since they have fixed-income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that non-convertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”) which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Investments in Other Investment Companies or Other Pooled Investments

The Fund may invest in the securities of other investment companies to the extent permitted by law. Subject to applicable regulatory requirements, the Fund may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, an investment by the Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company. The Fund also may invest in private investment funds, vehicles, or structures.

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Preferred Stocks

The Fund may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Real Estate Investment Trusts (REITs)

A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in the Fund’s fee table.

The Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, including regulations thereunder and IRS interpretations, or similar authority upon which the Fund may rely or its failure to maintain exemption from registration under the Investment Company Act.

Rights and Warrants

A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive. An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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Foreign Investments Generally

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Currency Risk and Exchange Risk. Securities in which the Fund invests, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly, when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

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Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for the Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities the Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Asia-Pacific Risk

Investments in securities of issuers in Asia-Pacific countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asia-Pacific economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

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Certain Asia-Pacific countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and those countries have fragile banking sectors. Their securities markets are not as developed as those of other countries and, therefore, are subject to additional risks such as trading halts.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors’ perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Investments in China and Hong Kong. Investing in Chinese securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China where, for example, the Public Company Accounting Oversight Board (“PCAOB”) lacks access to inspect PCAOB registered accounting firms; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund’s portfolio or Index, as applicable, may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

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After many years of steady growth, the growth rate of China’s economy has recently slowed. Although this slowdown was to some degree intentional, the slowdown has also slowed the once rapidly growing Chinese real estate market and left local governments with high debts with few viable means to raise revenue, especially with the fall in demand for housing. Despite its attempts to restructure its economy towards consumption, China remains heavily dependent on exports. Accordingly, China is susceptible to economic downturns abroad, including any weakness in demand from its major trading partners, including the United States, Japan, and Europe. In addition, China’s aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, quickly widening urban and rural income gap, domestic unrest and provincial separatism all present major challenges to the country. Further, China’s territorial claims, including its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, are another source of tension and present risks to diplomatic and trade relations with certain of China’s regional trade partners.

Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from the United Kingdom to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because each Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV. These and other factors could have a negative impact on a Fund’s performance.

Investments in Japan. Although Japan continues to recover from a prolonged economic downturn dating back to 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future and/or continue to lag the growth rates of other developed nations and its Asian neighbors. Economic growth in Japan is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. In the past, Japanese exports have been adversely affected by trade tariffs and other protectionist measures as well as increased competition from developing nations. Japan has few natural resources and is heavily dependent on oil imports. Higher commodity prices could therefore have a negative impact on the Japanese economy. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Despite the emergence of China as an important trading partner of Japan, strained relationships between Japan and its neighboring countries, including China, Russia, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. Increased political tension between countries in the region could adversely affect the Japanese economy and, in the event of a crisis, destabilize the region. The Japanese economy is also vulnerable to concerns of economic slowdown from within the Japanese financial system, including high levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. Japanese currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness.

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In March 2011, a massive earthquake and tsunami struck northeastern Japan causing major damage to the country’s domestic energy supply, including damage to nuclear power plants. In the wake of this natural disaster, Japan’s financial markets fluctuated dramatically and the resulting economic distress affected Japan’s recovery from its recession. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the disaster’s impact on Japan’s economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. These and other factors could have a negative impact on a Fund’s performance.

Investments in Korea. The economy of Korea is heavily dependent on exports and the demand for certain finished goods. Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the Korean economy as a whole. The Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. Relations with North Korea could also have a significant impact on the economy of Korea. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on a Fund’s performance.

Investments in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund’s performance.

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Canada Risk

The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Depositary Receipts

The Fund may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision.

Emerging Markets Risk

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging market countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging market countries.

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Europe Risk

Investing in European countries exposes the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above.

The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect the Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were recently downgraded. These downgrades may result in further deterioration of investor confidence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.

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Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Most Eastern European securities markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and Ukraine in 2014. Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. The global economic crisis has restricted international credit supplies, and several Eastern European economies have faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit.

On January 31, 2020, the United Kingdom (UK) formally exited the EU (“Brexit”). After an 11-month transition period, during which the UK, including its businesses and people, abided by applicable EU rules, honored the UK’s trade relationships with EU countries, and prepared for the new post-Brexit rules to take effect, the EU and UK reached agreement with respect to a new trade relationship that took effect on January 1, 2021. The impact of Brexit and this new partnership on the UK, the EU and global markets remains unclear and will depend largely upon the implementation of the new agreement between the EU and the UK and its impact on the UK’s continued access to EU markets and its current trade and finance agreements. The uncertainty associated with the Brexit process as well as the consequences that follow from its outcome could (i) adversely affect European or worldwide political, regulatory, economic, or market conditions, (ii) contribute to instability in global political institutions, regulatory agencies, and financial markets, and (iii) impact the volatility of exchange rates and interest rates. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as the new relationship between the UK and EU is defined. Any of these effects of Brexit could adversely affect any of the companies to which the Fund has exposure and any other assets in which the Fund invests.

Foreign Currency Transactions

The Fund may hold funds in bank deposits in U.S. or foreign currency, including during the completion of investment programs. For additional currency exposure, the Fund may also conduct currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward currency contract. These transactions will expose the Fund to foreign currency fluctuations.

The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. The successful use of forward currency contracts will usually depend on Cambria’s ability to forecast accurately currency exchange rate movements and its skill in analyzing and predicting currency values. There is no assurance that Cambria’s use of forward currency contracts will be advantageous to the Fund or that Cambria will hedge exposures at an appropriate time. The precise matching of forward contract amounts and the value of the securities involved is generally not possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Further, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a RIC under the Code or to maintain its exception from registration as a commodity pool operator under the CEA.

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Forward contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If the Fund makes delivery of a currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.

Forward currency contracts have historically been individually negotiated and privately traded by currency traders and their customers, though in the future they may become centrally cleared. These contracts may result in a loss if a counterparty, including a central clearing agency, does not perform as expected or becomes insolvent. In the event of insolvency of a counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity or, even if it entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The Fund may enter into forward contracts for a variety of reasons, including hedging and extracting investment returns.

Hedging. With respect to hedging, the Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

Position hedging and transaction hedging generally involve the Fund seeking to “lock in” the exchange rate between currencies. For example, if the Fund owned securities denominated in euros, to effectuate a position hedge, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

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The Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which Cambria believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The Fund is not obligated to actively engage in currency hedging transactions; therefore, the Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

Investing. The Fund may invest in a combination of (i) forward foreign currency contracts and U.S. dollar-denominated instruments or (ii) forward currency contracts and non-U.S. dollar-denominated instruments to seek performance that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance Cambria is trying to duplicate. For example, the combination of U.S. dollar-denominated ETFs or money market instruments with “long” forward currency exchange contracts creates a position economically equivalent to an instrument denominated in the foreign currency itself.

The Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that Cambria believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and Cambria believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency. Such foreign cross-currency contracts may be considered a hedging strategy rather than a speculative strategy if the Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency.

With respect to transactions not entered into for hedging purposes, the Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Cambria believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

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Conversion. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The value of the Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies depreciate relative to the U.S. dollar, the Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should decrease. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

Foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such forward currency contracts. Therefore, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the forward currency contracts until they reopen.

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Foreign Government Securities

Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of foreign governments to tighten the availability of credit. Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Union, and the Inter-American Development Bank.

As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Latin America Risk

Latin America, including Brazil and Mexico, has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises and defaults, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, the government of Brazil imposes a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of the Fund’s investments in Brazilian issuers. While some Latin American governments have experienced privatization of state-owned companies and relaxation of trade restrictions, future free-market economic reforms are uncertain, and political unrest could result in significant disruption in securities markets in the region. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates. Adverse economic events in one country may have a significant adverse effect on other Latin American countries.

Commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Some markets are in areas that have historically been prone to natural disasters or are economically sensitive to environmental events, and a natural disaster could have a significant adverse impact on the economies in the geographic region.

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Many Latin American countries have high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact the Fund’s investments. Most countries have been forced to restructure their loans or risk default on their debt obligations. Interest on debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

Middle East Risk

Many Middle Eastern countries are prone to political turbulence, which may have an adverse impact on the Fund. Many economies in the Middle East are highly reliant on income from the sale of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values. As global demand for oil fluctuates, many Middle Eastern economies may be significantly impacted.

In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio.

Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less well capitalized than brokers in the United States.

The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, in certain of these countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

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Substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment.

Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.

Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities or defense concerns, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. Recently, many Middle Eastern countries have experienced political, economic and social unrest as protestors have called for widespread reform. These protests may adversely affect the economies of these Middle Eastern countries.

Russia Risk

As a result of recent events involving Ukraine and the Russian Federation, the United States, Canada, the European Union and other Western countries have imposed sanctions on certain Russian individuals and Russian corporate entities. The United States has imposed additional sanctions on Russia as a result of Russia’s interference in the U.S. election in 2016 and its use of chemical weapons in 2018 and 2020 to attack Aleksey Navalny, a Russian opposition figure, and Sergei Skripal, respectively. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations.

For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its NAV. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, Shares could trade at a significant premium or discount to their NAV. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. The Fund could liquidate all or a portion of its assets, which may be at unfavorable prices. In the case of the Index Funds, a Fund may also change its investment objective by, for example, seeking to track an alternative index.

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Futures Contracts and Related Options

The Fund may purchase or sell stock index futures contracts and options thereon, including as a substitute for a comparable market position in the underlying securities, to hedge the portfolio, or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund generally chooses to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract, and that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. The Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. The Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

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Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

Cambria also may deem certain securities to be illiquid as a result of Cambria’s receipt from time to time of material, non-public information about an issuer, which may limit Cambria’s ability to trade such securities for the account of any of its clients, including the Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the Fund’s NAV. The judgment of Cambria normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Investment in the Subsidiary

The Cambria Managed Futures Strategy ETF intends to achieve commodity exposure through investment in its wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary may invest in derivatives including futures, forwards, option and swap contracts, notes, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiary is not registered under the Investment Company Act. The Fund, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

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The Subsidiary follows the Fund’s compliance policies, and the Fund and the Subsidiary comply with the provisions of Section 8 and Section 18 of the Investment Company Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis.

In order for the Fund to qualify as a RIC under the Code, the Fund must, amongst other requirements, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the “Taxation” section below. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements under Subchapter M of the Code. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-related derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund will likely secure an opinion of counsel based on customary representations that to the extent of actual distributions made to the Fund by the Subsidiary, its “Subpart F” income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income,” which is consistent with the IRS regulations. Accordingly, to the extent the Subsidiary makes distribution out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Adviser will monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the “Taxation” section below.

In addition, certain of the Fund’s commodity-related investments, when made directly, may not produce qualifying income to the Fund. To the extent the Fund invests in such investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Accordingly, the extent to which the Fund invests in commodity-related investments directly or through the Subsidiary may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. As such, the Fund might cease to qualify as a RIC or could be required to reduce its exposure to such investments, which may result in difficulty in implementing the Fund’s investment strategy. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders. See the “Taxation” section below for further detail.

In addition, for purposes of satisfying the asset diversification test (as described more fully in the “Taxation” section below) it may be difficult for the Fund to identify the “issuer” of certain Fund investments including any total return swaps used for indirect investment exposure. There is a risk that the IRS could make an adverse determination with respect to identifying the issuer of Fund investments and could disagree with the Fund’s valuation of the underlying issuers to a particular derivative. Such an adverse determination could, therefore, jeopardize the Fund’s status as a RIC, which would ultimately affect a shareholder’s return on its investment in the Fund.

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Options Contracts

The Fund may purchase put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, and indices. In addition, the Fund may write put and call options on such financial instruments.

Options on Securities. The Fund may purchase put and call options on securities. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the “exercise price”) at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the “premium” paid by the purchaser for the right to sell or buy.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, the Fund may purchase call options to protect against an increase in the price of securities that the Fund anticipates purchasing in the future, a practice sometimes referred to as “anticipatory hedging.” The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

Options on Interest Rates and Indices. The Fund may purchase put and call options on interest rates and bond indices. An option on interest rates or on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying interest rate or index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the exercise-settlement value of the interest rate option or the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for interest rate and index options are always in cash.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.

Repurchase agreements may be treated as loans by the SEC staff. The Fund will not enter into repurchase agreements if, as a result, the aggregate amount of the Fund’s loans would exceed 33 1/3% of its total assets.

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Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending

The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that Cambria believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the entire risk of loss on any reinvested collateral received in connection with securities lending.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. Cambria will retain lending agents on behalf of the Fund based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees. The costs of lending securities are not reflected in the Fund’s Annual Fund Operating Expenses.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

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Whenever the Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Swap Agreements

The Fund may enter into swap agreements, including interest rate swaps, credit default swaps, currency swaps, commodity index swaps, inflation-linked swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the euro). Commodity index swaps and total return swaps involve the exchange of payments based on the value of an index or total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Inflation-linked swaps are typically an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at future date. Swaps agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, commodities, currencies, and interest rates without actually purchasing such commodities, currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), commodities, and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its share price. When the Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the Investment Company Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

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Tracking an Index

The Fund is managed with a passive investment strategy, attempting to track the performance of its Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of its Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking error is the difference between the Fund’s performance from that of the Underlying Index. This may occur due to an imperfect correlation between the Fund’s holdings and those comprising the Underlying Index, pricing differences, the Fund’s holding of cash, differences in the timing of dividend accruals, changes to the Underlying Index, or the need to meet regulatory requirements. This risk is heightened during times of increased market volatility or other unusual market conditions. Further, as a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of an Underlying Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary markets or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities. It is also possible that the composition of the Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio securities in order to qualify as a RIC under the Code.

PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which a Fund invests because such contracts generally have a remaining maturity of less than one-year.

The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of each Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, each Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by the fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates).

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, no portfolio turnover information is provided for the Funds.

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MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of Cambria. The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (the “Independent Trustees”). The fund complex includes all funds advised by Cambria (the “Fund Complex”).

The Trustees, their age (by year of birth), term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age (by year of birth), term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245.

Name and Year of Birth	Position(s) Held with Trust, Term of Office, and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee*
Mebane Faber YOB: 1977	Chairperson of the Board, Trustee, and President of the Trust since 2018; Vice President of the Trust (2013 – 2018); no set term	Co–Founder and Chief Investment Officer (2006 – present), Chief Executive Officer (2018 – present), Cambria Investment Management, L.P..	12	None.
Independent Trustees
Dennis G. Schmal YOB: 1947	Trustee since 2013; no set term	Retired.	12	Trustee, AssetMark Mutual Funds (since 2007); Trustee, Wells Fargo GAI Hedge Funds (2007 – 2019); Director and Chairman, Owens Realty Mortgage Inc. (real estate) (2013 – 2019); Director, Blue Calypso (e-commerce) (2015 – 2018); Director, Merriman Holdings Inc. (financial services) (2003 – 2016).
Michael Venuto YOB: 1977	Trustee since 2019; no set term	CIO, Toroso Investments, LLC (since 2012).	12	None.

*	Mr. Faber is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

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Officers

Name and Year of Birth	Position(s) Held with Trust, Term of Office, and Length of Time Served	Principal Occupation During Past 5 Years
Erich Rettinger YOB: 1985	Treasurer and Principal Financial Officer since May 2021; no set term	Fund Controller, SS&C ALPS Fund Services, Inc. (since 2013).
Jonathan Keetz YOB: 1988	Vice President since Nov. 2020; no set term	Chief Operating Officer (since Nov. 2020) and Vice President (since 2015), Cambria Investment Management, L.P.
Douglas Tyre YOB: 1980	Chief Compliance Officer since May 2018; no set term	Compliance Director (since July 2019), Assistant Compliance Director (2018 – 2019) and Manager (2014 – 2017), Cipperman Compliance Services, LLC.

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Mebane Faber: Mr. Faber has extensive experience in the investment management industry, including as a portfolio manager, an author of multiple investment strategy books, and host of his own wealth management podcast.

Dennis G. Schmal: Mr. Schmal has extensive experience in the investment management industry, including as a member of senior management of the investment company audit practice at a large public accounting firm, as well as service on multiple boards of directors overseeing public companies, registered investment companies and private companies and funds.

Michael Venuto: Mr. Venuto has extensive experience in the investment management/ETF industry, including most recently as a co-founder and chief investment officer of an investment adviser.

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The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Faber is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with Cambria and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can direct Trust officers, Cambria, and the Fund’s third-party service providers to give presentations and address agenda topics at Board meetings.

The Board normally holds four regularly scheduled meetings each year, at least one of which is in person. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board considers whether its current structure is appropriate. As part of this self-assessment, the Board considers several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to Cambria and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. As part of its oversight function, the Board monitors Cambria’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, Cambria, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

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The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended April 30, 2021, the Audit Committee met two times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee does not consider potential candidates for nomination identified by shareholders. During the fiscal year ended April 30, 2021, the Nominating Committee did not meet.

Compensation of Trustees. The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

The Independent Trustees are paid $8,750 per quarter for attendance at meetings of the Board and the Chairman of the Audit Committee receives an additional $1,250 per quarter. The Trust’s officers and any interested Trustees receive no compensation directly from the Trust. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

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The following table reflects the compensation paid to the Trustees for the fiscal year ended April 30, 2021:

Independent Trustees	Compensation[1]	Compensation Deferred[1]	Total Compensation from the Fund Complex Paid to Trustee[1]
Dennis G. Schmal	$40,000	$0	$40,000
Michael Venuto	$35,000	$0	$35,000
Interested Trustee
Mebane Faber[2]	$0	$0	$0

[1]	Trustee compensation is allocated across the series of the Fund Complex on the basis of assets under management. Under the Funds’ Management Agreements, however, Cambria ultimately pays the compensation and expenses of the Trustees.
[2]	Mr. Faber is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

Equity Ownership of Trustees. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Interested Trustee
Mebane Faber	n/a	None	Over $100,000
Independent Trustees
Dennis G. Schmal	n/a	None	None
Michael Venuto	n/a	None	None

[1]	Dollar ranges for Mebane Faber are based on a December 31, 2020 valuation date.

As of December 31, 2020, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

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Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, Cambria and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, including in securities that may be purchased or held by the Funds, but the access persons are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC and available to the public.

Proxy Voting

The Board has delegated to Cambria the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, Cambria is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. Cambria will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 855-ETF-INFO (383-4636) or by accessing the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Cambria owns all of the initial Shares issued by the Funds prior to the commencement of investment operations and the public launch of the Funds.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreement

Under an investment advisory agreement between Cambria and the Trust, on behalf of each Fund (the “Management Agreement”), each Fund pays Cambria a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Cambria Managed Futures Strategy ETF	0.59%
Cambria Superinvestors ETF	0.59%
Cambria Trend Following ETF	0.59%
Cambria Domestic Tax Optimized ETF	0.59%
Cambria Foreign Tax Optimized ETF	0.59%
Cambria Long Short ETF	0.59%
Cambria Global Income and Currency Strategies ETF	0.69%
Cambria Covered Call Strategy ETF	0.85%
Cambria Buyout ETF	0.59%
Cambria Venture ETF	0.59%

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The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, the Funds have not paid any advisory fees to Cambria.

Cambria manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. Cambria is a registered investment adviser under the Investment Advisers Act of 1940 and is a limited partnership organized under the laws of Delaware. The address of Cambria is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Mebane Faber, Sofia Reyes Descendants Trust, Lani Pollock Family Trust, Lillian Elizabeth Richardson Trust, Cambria Investments Holdings, LLC, and Cambria Investments Holdings II, LLC are limited partners of the Adviser, and Cambria GP, LLC is the Adviser’s general partner. Cambria GP, LLC shares the address of the Adviser. Mebane Faber is the sole manager of, and controls, Cambria GP, LLC. Cambria GP, LLC controls the Adviser as its sole general partner. Cambria was founded in 2006 and provides investment advisory services to registered and unregistered investment companies, individuals (including high net worth individuals), pensions and charitable organizations.

Under the Management Agreement, Cambria bears all of the costs of each Fund, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).

The Management Agreement provides that Cambria will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also provides that Cambria may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of a Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a majority of the outstanding shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, Massachusetts 02109, serves as the Custodian and Transfer Agent of each Fund’s assets as well as the Subsidiary’s assets. As Custodian, BBH has agreed to: (1) make receipts and disbursements of money on behalf of a Fund, (2) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments, and (3) make periodic reports to a Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees.

As Transfer Agent, BBH has agreed to: (1) issue and redeem shares of each Fund in Creation Units, (2) make dividend and other distributions to shareholders of each Fund, (3) maintain shareholder accounts, and (4) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by Cambria from its fees.

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Administrator

ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203 (the “Administrator”), serves as the administrator and fund accountant to each Fund. The Administrator provides each Fund with certain required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of certain reports, updates to registration statements, and other materials required to be filed or furnished by a Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees.

Index Provider

Cambria Indices, LLC is the index provider for each Index Fund. The Index Provider was formed as a Delaware limited liability company on September 23, 2013, and is in the business of developing and maintaining financial indexes, including the Underlying Indexes. The Index Provider is affiliated with Cambria because it is a wholly-owned subsidiary of Cambria. The Index Provider has entered into an index licensing agreement (the “Licensing Agreement”) with Cambria to allow Cambria’s use of the Underlying Indexes for the operation of each Index Fund. Cambria may pay licensing fees to the Index Provider from Cambria’s management fees or other resources. Cambria has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow each Index Fund to utilize its Underlying Index. The Index Funds do not pay fees to the Index Provider or to Cambria under the Sub-Licensing Agreement.

The Index Provider has retained an unaffiliated third party to calculate the Underlying Indexes (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate the Underlying Indexes on a daily basis. Changes to the constituents of the Underlying Indexes made by the Index Provider or the Calculation Agent will be disclosed by the Index Provider at www.solactive.com.

Securities Lending Activities

BBH (the “Securities Lending Agent”) serve as securities lending agent to the Funds. The Securities Lending Agent is responsible for the implementation and administration of the Funds’ securities lending program pursuant to a securities lending agency agreement between the Trust, on behalf of the Funds, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Funds to lend available securities with any person on its list of approved borrowers. The Securities Lending Agent (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

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The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, the Funds have not participated in the Trust’s securities lending program.

PORTFOLIO MANAGER

The following table provides information about the other accounts, in addition to the Funds, for which the portfolio manager has day-to-day management responsibility. None of the other accounts managed by the portfolio manager are subject to a performance-based advisory fee. The reporting information is provided as of April 30, 2021:

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)
Mebane Faber
Registered Investment Companies	12	$1,008.3
Other Pooled Investment Vehicles	0	$0
Other Accounts	244	$41.5

Potential Conflicts of Interest

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. Cambria has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance, however, that these policies and procedures will be effective.

Compensation

The portfolio manager owns an equity interest in Cambria and his compensation is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of Cambria’s clients, including the Funds and their investors, because it is in the portfolio manager’s best interests to grow the assets of its clients, including the Funds, by delivering strong performance to each. The portfolio manager may also earn a bonus each year based on the profitability of Cambria.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Portfolio changes will generally be implemented through in-kind transactions for Creation Units; however, Cambria may execute brokerage transactions for a Fund and a Fund may incur brokerage commissions, particularly during the early stages of the Funds’ development or in the case of transactions involving realized losses. Also, a Fund may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case Cambria may need to execute brokerage transactions for a Fund. Generally, equity securities, including securities of underlying ETFs, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

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In addition, Cambria may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of Cambria that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, Cambria believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, no brokerage commission information is provided for the Funds.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, Cambria may not select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, Cambria may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to Cambria consistent with Section 28(e) of the 1934 Act, which provides that Cambria may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as Cambria makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent Cambria obtains brokerage and research services that it otherwise would acquire at its own expense, Cambria may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

Cambria will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act. The types of products and services that Cambria may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Cambria may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to Cambria are not reduced as a result of the receipt of brokerage and research services.

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In some cases, Cambria may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, Cambria will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while Cambria will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Cambria faces a potential conflict of interest, but Cambria believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Directed Brokerage

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, neither the Funds nor Cambria paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding with a broker, or otherwise through an internal allocation procedure, whereby the broker provides research or other brokerage services to Cambria.

Brokerage with Fund Affiliates

Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, Cambria, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, no commissions have been paid to affiliated broker-dealers.

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the Investment Company Act) (or the parent of the regular broker-dealers) that the Funds may hold at the close of their most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Funds had not commenced operations as of the end of the most recent fiscal year. Accordingly, no Fund holds any securities of its “regular brokers and dealers.”

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THE DISTRIBUTOR

The Distributor is ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Cambria may use its legitimate profits to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. Cambria may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. The Plan is a compensation plan, which means that, if the Plan were activated, the Distributor would be compensated regardless of its expenses, as opposed to a reimbursement plan which would reimburse only for expenses incurred.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.

Payments to Financial Intermediaries.

A Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable 12b-1 plan, the Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities and for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

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Cambria or another affiliate of the Funds, out of its own resources and not as an expense of the Funds, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from Cambria or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.

Any compensation received by a financial intermediary, whether from the Funds or their affiliates, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of the Fund over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 342 North Water St., Suite 830 Milwaukee, Wisconsin 53202, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and reviewing the tax returns.

Legal Counsel

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on September 9, 2011 and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of twenty-two funds, twelve of which have commenced operations, and ten of which have not commenced operations, as of the date of this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of a Fund, the Trust will call a meeting of shareholders of the relevant Fund. Shareholders holding two-thirds of Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

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All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the value of an investor’s investment in the Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC acts as Securities Depository for Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

TRANSACTIONS IN CREATION UNITS

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units. Shares of the Funds will only be issued against full payment, as further described in the Prospectus and this SAI.

A Creation Unit is an aggregation of Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

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Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” Notwithstanding the foregoing, the Trust may, but is not required to, permit Orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). In the case of custom orders (Cash, Cash in Lieu, or Negotiated), the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of securities or the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by Cambria to be in the best interest of the Fund. Because any short positions in the Fund’s portfolio cannot be transferred in-kind, they will be represented by cash in the Cash Component and not in the In-Kind Creation Basket. Generally, the Managed Futures Strategy ETF will effect redemptions, in whole or in part, for the Cash Value of the Creation Units.

The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to a Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, a Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.

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The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Funds until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by Cambria are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. A Fund may permit or require cash in lieu:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Deposit instruments;

(d)	to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or

(e)	for temporary periods, to effect changes in the Fund’s portfolio as a result of the rebalancing of its Underlying Index.

In addition, purchases of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, the Fund announces before the open of trading that all purchases or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a purchase order from an Authorized Participant, the Fund determines to require the purchase to be made entirely in cash;

(d)	if, on a given Business Day, the Fund requires all Authorized Participants purchasing Shares on that day to deposit cash in lieu of some or all of the Fund Deposit instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii)	in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances;

(e)	if the Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not available in sufficient quantity; or

(f)	if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

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Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”

Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Order Cut-Off Time for creation and redemption orders for the Funds is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets, and 3:00 p.m. Eastern time for Cash Value transactions. Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in a Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on a Fund’s NAV on that Business Day.

In all cases, cash and securities should be transferred to a Fund by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the second Business Day following the Transmittal Date for securities. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for the Funds may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

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Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Except as described in the section titled “Settlement of Foreign Securities and Regular Foreign Holidays,” the delivery of Creation Units so created will occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. Authorized Participants that submit a canceled order will be liable to a Fund for any losses resulting therefrom.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify Cambria and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee.

While, as stated above, Creation Units are generally delivered no later than the second Business Day following the day on which the order is deemed received by the Distributor, as discussed in the section titled “Settlement of Foreign Securities and Regular Foreign Holidays,” a Fund may settle Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

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Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of a Fund; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the Fund Deposit would have adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, a Fund or Cambria, have an adverse effect on the Trust, a Fund or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Cambria make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Cambria, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. A Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of a Fund’s NAV, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. Except as described in the section titled “Settlement of Foreign Securities and Regular Foreign Holidays,” the delivery of Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to a Fund’s account at the applicable sub-custodian(s), the Distributor and Cambria shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 115% of the market value, as adjusted from time to time by Cambria, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to a Fund for any losses resulting therefrom.

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To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 115% (as adjusted by Cambria) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to a Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

Fund	Standard Transaction Fee*	Variable Charge
Cambria Managed Futures Strategy ETF	$[ ]	[ ]%
Cambria Superinvestors ETF	$[ ]	[ ]%
Cambria Trend Following ETF	$[ ]	[ ]%
Cambria Domestic Tax Optimized ETF	$[ ]	[ ]%
Cambria Foreign Tax Optimized ETF	$[ ]	[ ]%
Cambria Long Short ETF	$[ ]	[ ]%
Cambria Global Income and Currency Strategies ETF	$[1,000]	[Up to 2.0]%
Cambria Covered Call Strategy ETF	$[250]	[None]
Cambria Buyout ETF	$[500]	[Up to 2.0]%
Cambria Venture ETF	$[500]	[Up to 2.0]%

*	The Transaction Fee may be higher for transactions outside the Clearing Process.

The Standard Transaction Fee applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the table above, certain Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to 2% including the standard Transaction Fee. With cash received from the variable charge, Cambria will purchase the necessary securities for the Fund’s portfolio and return any unused portion thereof to the investor. The Transaction Fee for redemptions of Creation Units will not exceed 2% of the value of the Creation Unit(s) redeemed.

Cambria may adjust or waive the Transaction Fee from time to time. The Standard Creation/Redemption Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings increase. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

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Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees.

Redeeming Creation Units

Fund Redemptions. Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (“Cash Value”), in all instances equal to the value of a Creation Unit. Because short positions cannot be transferred in kind, however, any short positions in a Fund’s portfolio will be represented by cash in the Cash Redemption Amount and not in the In-Kind Redemption Basket.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, a Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to a Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by Cambria or the Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.

In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Funds may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by Cambria or the Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

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Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. A Fund may permit or require cash in lieu:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Redemption instruments;

(d)	to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or

(e)	for temporary periods, to effect changes in the Fund’s portfolio as a result of the rebalancing of its Underlying Index.

In addition, redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, the Fund announces before the open of trading that all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a redemption order from an Authorized Participant, the Fund determines to require the redemption to be made entirely in cash;

(d)	if, on a given Business Day, the Fund requires all Authorized Participants redeeming Shares on that day to receive cash in lieu of some or all of the Fund Redemption instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii)	in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(e)	if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to receive cash in lieu of some or all of the Fund Redemption instruments because:

(i)	such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or

(ii)	a holder of Shares of the Fund’s foreign holdings would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.

Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.”

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

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An Authorized Participant submitting a redemption order is deemed to represent to a Fund that, as of the close of that Business Day, it (or its client) will own (within the meaning of Rule 200 of Regulation SHO) or has arranged to borrow for delivery to the Trust on or prior to the settlement date of the redemption request, the requisite number of Shares of the relevant Fund to be redeemed as a Creation Unit. In either case, the Authorized Participant is deemed to acknowledge that: (i) it (or its client) has full legal authority and legal right to tender for redemption the requisite number of Shares of the applicable Fund and to receive the entire proceeds of the redemption; and (ii) if such Shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement affecting legal or beneficial ownership of such Shares being tendered, there are no restrictions precluding the tender and delivery of such Shares (including borrowed shares, if any) for redemption, free and clear of liens, on the redemption settlement date. A Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by a Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

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Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify Cambria and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.

The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket. Once a Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees.

Settlement of Foreign Securities and Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of the Transmittal Date (“T”) plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. Given that foreign securities settle in accordance with the normal rules of settlement of such securities in the applicable foreign market, coupled with foreign market holiday schedules, the Settlement Date may be up to 14 calendar days after the Transmittal Date in certain circumstances.

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The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Because the Funds’ portfolio securities may trade on days that the Funds’ Exchange is closed or on days that are not Business Days for the Funds, Authorized Participants may not be able to redeem their Shares, or to purchase and sell Shares on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant non-U.S. markets.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding. For further information, see the “Net Asset Value” section of the Prospectus, which is incorporated by reference here.

TAXATION

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the tax information contained in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here does not address investors subject to special rules, such as investors who hold shares through an individual retirement account, 401(k) or other tax-advantaged account. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company. For federal income tax purposes, each Fund intends to elect and to qualify to be treated as a RIC under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

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In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the Fund corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, the Funds may be required to dispose of certain assets. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund would be subject to federal tax on all of its taxable income at the regular corporate rate (currently 21%), without any deduction for dividends to shareholders. In such event, dividend distributions (including capital gains distributions) would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and non-corporate shareholders may be eligible for taxation at reduced rates for qualified dividend income and corporate shareholders may benefit from the dividends received deduction available in some circumstances. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Funds intend to distribute annually to shareholders substantially all of its investment company taxable income (computed without regard to the dividends paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If a Fund failed to satisfy the Distribution Requirement for any taxable year, the Fund would be taxed as a regular corporation, with consequences generally similar to those described above. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed.

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A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a 4% non-deductible excise tax will be imposed to the extent a Fund fails to distribute by the end of the calendar year at least 98% of its ordinary taxable income and 98.2% of capital gain net income (excess of capital gains over capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). Each Fund intends to make sufficient distributions to avoid liability for this excise tax, but can make no assurance that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

Distributions to Shareholders. The Funds receive income generally in the form of dividends on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income (as discussed below), whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the NAV) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Funds receive from an ETF, an underlying fund taxable as a RIC, or from a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund, or REIT.

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A Fund’s investment strategies may limit its ability to distribute dividends eligible for treatment as qualified dividend income.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. A Fund’s investment strategies may limit its ability to distribute dividends eligible for the dividends received deduction.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

A dividend or distribution received shortly after the purchase of shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the NAV of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Distributions may be subject to state and local taxes. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

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Sales, Exchanges or Redemptions. A sale or exchange of Shares or redemption of Creation Units may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares by a shareholder other than dealer or trader in securities will generally be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the Shares have been held for more than 12 months, and short-term capital gain or loss if the Shares are held for 12 months or less. Any loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any long-term capital gain dividends received by the shareholders.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash paid (or received) for such Creation Unit(s). The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems one or more Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the amount of cash received (or paid) for such Creation Unit(s). The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Unit(s) may not be deducted currently under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

The Trust on behalf of a Fund has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or a group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Cost Basis Reporting. The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Net Investment Income Tax. Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a U.S. federal tax of 3.8 percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Any taxable dividends (including capital gain distributions) paid by a Fund, and gain realized on the sale or redemption of Fund shares, will constitute investment income of the type subject to this tax.

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Tax Treatment of Complex Securities. The tax principles applicable to transactions in financial instruments that may be engaged in by a Fund are complex and, in some cases, uncertain. Such transactions and investments may affect a Fund’s ability to qualify as a RIC and/or cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In limited cases, the tax rules applicable to a Fund’s investment in complex securities may subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the following discussion regarding the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Certain derivative investments by a Fund, such as exchange-traded products and OTC derivatives may not produce qualifying income for purposes of the Qualifying Income Test described above, which must be met in order for the Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Asset Test described above. Each Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. A Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund’s determination of the Asset Test with respect to such derivatives.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. These special rules of the Code may, among other things, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax described above. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. These gains or losses increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of that Fund’s net capital gain. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and that are not part of a straddle. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988(d) hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

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Additionally, the Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement described above and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

Offsetting positions held by a Fund involving certain derivative instruments, such as options, forwards, and futures, as well as its long and short positions in portfolio securities, may be considered to constitute “straddles” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to the straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other positions in straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and are non-Section 1256 Contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 Contracts. The straddle rules described above also do not apply if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle. A qualified covered call option is generally any option granted by a Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (1) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determined has rules adequate to carry out the purposes of the applicable Code provision, (2) the option is granted more than 30 days before it expires, (3) the option is not a “deep-in-the-money option,” (4) such option is not granted by an options dealer in connection with the dealer’s activity of dealing in options, and (5) gain or loss with respect to the option is not ordinary income or loss. In addition, the straddle rules could cause distributions from a Fund that would otherwise constitute “qualified dividend income” or qualify for the dividends received deduction to fail to satisfy the applicable holding period requirements.

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To the extent a Fund writes options that are not Section 1256 Contracts, the amount of the premium received by the Fund for writing such options is likely to be entirely short-term capital gain to the Fund. In addition, if such an option is closed by a Fund, any gain or loss realized by the Fund as a result of closing the transaction will also generally be short-term capital gain or loss. If such an option is exercised any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will generally be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security.

If a Fund enters into a “constructive sale” of any appreciated financial position in its portfolio, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized by the Funds on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

A Fund may invest in U.S. REITs. Investments in U.S. REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

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“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs”, the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the Distribution Requirement set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the Distribution Requirement set forth above. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to such Fund, if such Fund derives such income from its business of investing in stock, securities or currencies. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

The Cambria Managed Futures Strategy ETF may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in commodities and in equity-linked securities and commodity-linked derivative instruments. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary.

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In addition, certain of the Cambria Managed Futures Strategy ETF’s commodity-related investments, when made directly, may not produce qualifying income to the Fund. To the extent the Fund invests in such investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Controlled Foreign Corporation. A U.S. person that owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of Subpart F of the Code. A foreign corporation is a “controlled foreign corporation” within the meaning of Section 957 of the Code (a “CFC”) if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” If a Fund is a “U.S. Shareholder” of a CFC, the Fund will be required to include in its gross income for United States federal income tax purposes the CFCs “subpart F income” (described below), whether or not such income is distributed by the CFC. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. A Fund’s recognition of “subpart F income” will increase the Fund’s tax basis in the CFC. Distributions by a CFC to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the CFC. “Subpart F income” is generally treated as ordinary income, regardless of the character of the CFC’s underlying income.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the CFC by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of a Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Code) 10% or more of the total combined voting power of all classes of voting stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation that is a CFC for an uninterrupted period of thirty (30) days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year. It is expected that the Subsidiary will be treated as a CFC, and that the Cambria Managed Futures Strategy ETF will be treated as a “U.S. Shareholder” in the Subsidiary.

Foreign Taxes. Investment income received by the Funds from sources within foreign countries and gains they realize on the disposition of foreign securities may be subject to foreign income taxes withheld at the source, which would reduce the yield on the Funds stock or securities. The U.S. has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign issuers, that Fund will be eligible and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by that Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against federal income taxes. You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by the Fund in which you invest. If a Fund makes the election, such Fund (or your broker) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

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Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If the Cambria Trend Following ETF, Cambria Covered Call Strategy ETF and Cambria Global Income and Currency Strategies ETF are “qualified fund of funds” they will be eligible to file an election with the IRS that will enable them to pass along these foreign tax credits to their shareholders. The Cambria Trend Following ETF, Cambria Covered Call Strategy ETF and Cambria Global Income and Currency Strategies ETF will be treated as “qualified fund-of-funds” under the Code if at least 50% of the value of their total assets (at the close of each quarter of their respective taxable year) is represented by interests in other RICs.

To the extent a Fund invests in an underlying fund (including an ETF) that indicates that such underlying fund intends to satisfy the tax requirements to be treated as a RIC under the Code, the Fund may be able to receive the benefits of a “qualified fund of funds” as described above. If, however, an underlying fund loses its status as a RIC under the Code, a Fund would no longer be permitted to count its investment in such underlying fund for purposes of satisfying the requirements to be a “qualified fund of funds.” In addition, an underlying fund that loses its status as a RIC would be treated as a regular corporation subject to entity level taxation prior to making any distributions to a Fund which would affect the amount, timing and character of such income distributed by an underlying fund to a Fund.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

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Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Shares) will be required in certain cases to impose “backup withholding” at a rate of 24% and remit to the U.S. Treasury the amount withheld on amounts paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, who have failed to certify to the Funds when required to do so that they are not subject to backup withholding, or who have failed to certify to the Funds that they are a U.S. person (including a resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

Non-U.S. Investors. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Except as described below, dividends paid by a Fund to non-U.S. Shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from taxable ordinary income. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss or upon such a shareholder’s sale or other disposition of Shares. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source interest and dividends unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay an additional amounts in respect to any amounts withheld. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of a Fund’s common shares.

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Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

FINANCIAL STATEMENTS

Because the Funds had not yet commenced operations as of the date of this SAI, the Funds do not have financial statements to present at this time. The Funds’ audited financial statements, when available, will be incorporated by reference into this SAI.

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Appendix A

Proxy Voting Policies and Procedures for the Trust

CAMBRIA INVESTMENT MANAGEMENT, L.P.

Proxy Voting Policies and Procedures

Introduction

Cambria Investment Management, LP (“Cambria”) is a registered investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). Cambria provides investment advisory services to various types of clients such as registered funds, unregistered private funds and separate accounts. Pursuant to the terms of an investment management agreement between Cambria and its client or as a result of some other type of specific delegation by the client, Cambria is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Cambria has developed the following Proxy Voting Policies and Procedures (the “Procedures”) in order to ensure that Cambria votes proxies or gives proxy voting advice that is in the best interests of its clients.

Procedures for Voting Proxies

To help make sure that Cambria votes client proxies in accordance with the Procedures and in the best interests of clients, Cambria has established a Management Committee (the “Committee”), which is responsible for overseeing the Cambria’s proxy voting process.

The person(s) representing the Committee may change from time to time. The Committee will meet as necessary to help Cambria fulfill its duties to vote proxies for clients, but in any event, will meet at least quarterly to discuss various proxy voting issues.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow Cambria to vote proxies in a manner consistent with the goals of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by Cambria. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, Cambria will vote proxies generally in accordance with such Procedures, although in certain cases, the CEO or designee may direct a particular proxy to be voted contrary to the Procedures if the CEO or designee believes that such a vote would better serve the client’s best interests.

In order to facilitate the actual process of voting proxies, Cambria has contracted with Egan-Jones Proxy Services (“Egan-Jones”). Both Egan-Jones and the client’s custodian monitor corporate events for Cambria. Cambria gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to Egan-Jones so that Egan-Jones may vote the proxies.

After receiving the proxy statements, Egan-Jones will review the proxy issues and vote them in accordance with Cambria’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, Egan-Jones will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Egan-Jones Proxy Services Proxy Voting Principles and Guidelines (the “Guidelines”). If the Procedures do not address a particular proxy issue, Egan-Jones will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures. After a proxy has been voted, Egan-Jones will create a record of the vote in order to help Cambria’s comply with their duties listed under “Availability of Proxy Voting Records and Recordkeeping” below. If a client provides Cambria with its own recommendations on a given proxy vote, Cambria will forward the client’s recommendation to Egan-Jones who will vote the client’s proxy pursuant to the client’s recommendation.

The Committee is responsible for overseeing Egan-Jones’s proxy voting activities for Cambria’s clients and will attempt to ensure that Egan-Jones is voting proxies pursuant to the Procedures. As part of the Committee’s oversight of Egan-Jones, the Committee will periodically review Egan-Jones’s conflict of interest procedures and any other pertinent procedures or representations from Egan-Jones in an attempt to ensure that Egan-Jones will make recommendations for voting proxies in an impartial manner and in the best interests of Cambria’s clients. There may be times when Cambria believes that the best interests of the client will be better served if Cambria votes a proxy counter to Egan-Jones’s recommended vote on that proxy. In those cases, the Committee will generally review the research provided by Egan-Jones on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with Cambria’s Procedures and in the best interests of the client.

With the exception of proxies from non-U.S. issuers, Cambria will attempt to vote every proxy which it or its agents receive when a client has given Cambria the authority and direction to vote such proxies. However, there are situations in which Cambria may not be able to process a proxy. For example, Cambria may not have sufficient time to process a vote because Cambria or its agents received a proxy statement in an untimely manner, or Cambria may in certain situations be unable to vote a proxy in relation to a security that is on loan pursuant to a securities lending program. Use of a third party service, such as Egan-Jones, and relationships with multiple custodians can help mitigate a situation where Cambria is unable to vote a proxy.

International Proxy Voting

There are significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders. For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for proxy to vote; and (v) evaluation the cost of voting. Further, these difficulties and costs will vary by country. As a result, Cambria will generally abstain from voting on all non-U.S. company proxies. Nonetheless, when Cambria becomes aware of an issue to be voted on regarding a non-U.S. company that is likely to impact the economic value of the underlying securities, that its vote may influence the outcome, and that the benefits of voting exceed the expected costs, Cambria will make a reasonable effort to vote such proxies in a manner consistent with Cambria’s Procedures.

Company Management Recommendations

When determining whether to invest in a particular company, one of the factors Cambria may consider is the quality and depth of the company’s management. As a result, Cambria believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, Cambria’s votes are cast in accordance with the recommendations of the company’s management. However, Cambria will normally vote against management’s position when it runs counter to the Guidelines, and Cambria will also vote against management’s recommendation when such position is not in the best interests of Cambria’s clients.

Conflicts of Interest

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of Cambria may not be influenced by outside sources who have interests which conflict with the interests of Cambria’s clients when voting proxies for such clients. However, in order to ensure that Cambria votes proxies in the best interests of the client, Cambria has established various systems described below to properly deal with a material conflict of interest.

Most of the proxies which Cambria receives on behalf of its clients are voted by Egan-Jones in accordance with these pre-determined, pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by Egan-Jones going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help Cambria vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by Egan-Jones pursuant to the pre-determined Procedures, it normally will not be necessary for Cambria to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Cambria from the proxy voting process.

In the limited instances where Cambria is considering voting a proxy contrary to Egan-Jones’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Cambria or affiliated persons of Cambria. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in “Procedures for Voting Proxies” above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by Egan-Jones and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with Cambria’s Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with Egan-Jones’s original recommendation. Documentation of the reasons for voting contrary to Egan-Jones’s recommendation will generally be retained by Cambria.

Availability of Proxy Voting Information and Record Keeping

Clients of Cambria will be directed to the CCO or designee to obtain information from Cambria on how their securities were voted. At the beginning of a new relationship with a client, Cambria will provide clients with a concise summary of Cambria’s proxy voting process and will inform clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part 2 of Cambria’s Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.

Cambria will also retain extensive records regarding proxy voting on behalf of clients. Cambria will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by Egan-Jones or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of Cambria’s clients (via Egan-Jones); (iv) records of a client’s written request for information on how Cambria voted proxies for the client, and any Cambria written response to an oral or written client request for information on how Cambria voted proxies for the client; and (v) any documents prepared by Cambria that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of Cambria.

Proxy Voting Guidelines

The Guidelines summarize Cambria’s position on various issues and give a general indication as to how Cambria will vote shares on each issue. The Management Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client’s investments. Although Cambria will usually vote proxies in accordance with these Guidelines, Cambria reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, Cambria determines that a client’s best interests would be served by such a vote. Moreover, the list of Guidelines may not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, Cambria will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client.

Cambria generally considers that clients’ best interests are served by the promotion of high levels of corporate governance and adequate disclosure of company policies and practices. The Guidelines are available upon request to the CCO or CEO or designee.

Appendix B
Description Of Securities Ratings

Corporate and Municipal Long-Term Bond Ratings

Standard & Poor’s (“S&P”) Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C - An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D - An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Corporate Bond Ratings:

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd. (“Fitch”) Corporate Bond Ratings:

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. ’AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ’AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ’A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ’BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ’BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ’B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC - Substantial credit risk. ’CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC - Very high levels of credit risk. ’CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C - Exceptionally high levels of credit risk. ’C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s Municipal Bond Long-Term Ratings:

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. ’AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ’AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ’A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ’BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ’BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B - Highly speculative. ’B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. ’CCC’ ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. ’CC’ ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. ’C’ ratings indicate default appears imminent or inevitable.

D - Default. ’D’ ratings indicate a default. Default generally is defined as one of the following:

●	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

●	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

●	the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults - “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

Plus (+) or Minus (-) - The modifiers “+” or “-“may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

S&P’s Municipal Short-Term Bond Ratings:

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term municipal ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch’s Short-Term Credit Ratings:

The following descriptions of Fitch’s short-term credit ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Short-Term Credit Ratings

S&P’s Short-Term Credit Ratings:

The following descriptions of S&P’s short-term credit ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Dual Ratings - S&P assigns “dual” ratings to all debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ’SP-1+/A-1+’).

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term credit ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Short-Term Ratings:

The following descriptions of Fitch’s short-term credit ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

CAMBRIA ETF TRUST

PART C

Item 28. Exhibits.

(a)(i)	Certificate of Trust dated September 9, 2011 of Cambria ETF Trust (“the Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s initial registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000898432-12-000511 on April 23, 2012.

(a)(ii)	Registrant’s Trust Instrument, as adopted September 9, 2011, is incorporated herein by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-14-001417 on March 4, 2014.

(b)	Registrant’s By-laws, as adopted September 9, 2011, are incorporated herein by reference to Exhibit (b) to the Registrant’s initial registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0000898432-12-000511 on April 23, 2012.

(c)	See Articles IV, V, and VI of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws.

(d)(i)	Investment Advisory Agreement dated June 26, 2018 between the Registrant and Cambria Investment Management, L.P. (“Cambria”) (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(d)(ii)	Revised Schedule A, as of June 11, 2020, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 130 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001213900-20-022461 on August 17, 2020.

(d)(iii)	Revised Schedule A to the Advisory Agreement, reflecting the addition of the Cambria Africa ETF, Cambria Endowment Style ETF, Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF, to be filed by amendment.

(d)(iv)	Fee Waiver Agreement dated July 12, 2019 between the Registrant and Cambria, relating to the Cambria Cannabis ETF, is incorporated herein by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(e)(i)	Distribution Agreement dated April 1, 2020 between the Registrant and ALPS Distributors, Inc. (“ADI”) (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(i) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(e)(ii)	Revised Appendix A to the Distribution Agreement, reflecting the addition of the Cambria Africa ETF, Cambria Endowment Style ETF, Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF, to be filed by amendment.

(e)(iii)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(ii) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001144204-13-026100 on May 3, 2013.

(f)	Not applicable.

(g)(i)	Custodian and Transfer Agent Agreement dated April 3, 2013 between the Registrant and Brown Brothers Harriman & Co. (“BBH”) (the “Custodian and Transfer Agent Agreement”) is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001398344-16-015805 on July 29, 2016.

(g)(ii)	Amendment, dated July 12, 2019, to the Custodian and Transfer Agent Agreement is incorporated herein by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(h)(i)	Services Agreement dated April 1, 2020 between the Registrant and ALPS Fund Services, Inc. (the “Services Agreement”) is incorporated herein by reference to Exhibit (h)(i) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(h)(ii)	Revised Schedule C to the Services Agreement, reflecting the addition of the Cambria Africa ETF, Cambria Endowment Style ETF, Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF, to be filed by amendment.

(i)(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to the Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Global Tail Risk ETF (formerly, the Cambria Sovereign Bond ETF), Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Tail Risk ETF, and Cambria Covered Call Strategy ETF, is incorporated herein by reference to Exhibit (i)(i) to Post-Effective Amendment No. 79 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016260 on August 28, 2018.

(i)(ii)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Trinity ETF, is incorporated herein by reference to Exhibit (i)(ii) to Post-Effective Amendment No. 81 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001437749-18-016791 on September 10, 2018.

(i)(iii)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Cannabis ETF, is incorporated herein by reference to Exhibit (i)(iii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(i)(iv)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Buyout ETF, Cambria Venture ETF and Cambria Global Real Estate ETF, is incorporated herein by reference to Exhibit (i)(iv) to Post-Effective Amendment No. 130 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001213900-20-022461 on August 17, 2020.

(i)(v)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Managed Futures Strategy ETF, Cambria Superinvestors ETF, Cambria Trend Following ETF, Cambria Long Short ETF, Cambria Africa ETF, Cambria Endowment Style ETF, Cambria Global Tobacco ETF, Cambria Junk Tail Risk ETF, and Cambria Bond Tail Risk ETF, to be filed by amendment.

(j)	Consent to the reference to the independent registered public accounting firm, Cohen & Company Ltd., is filed herewith.

(k)	Not applicable.

(l)	Letter of Investment Intent is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 000114204-13-026100 on May 3, 2013.

(m)	Amended and Restated 12b-1 Distribution and Service Plan dated April 1, 2020 and Schedule A, as last revised June 11, 2020, is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(n)	Not applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(i) to Post-Effective Amendment No. 161 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001213900-21-044973 on August 26, 2021.

(p)(ii)	Code of Ethics of Cambria is incorporated herein by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(p)(iii)	Code of Ethics of ADI is incorporated herein by reference to Exhibit (p)(iii) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(q)(i)	Powers of Attorney for Messrs. Faber, Venuto, and Schmal dated November 13, 2020 are incorporated herein by reference to Exhibit (q)(i) to Post-Effective Amendment No. 142 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001213900-21-002254 on January 14, 2021.

(q)(ii)

Power of Attorney for Mr. Rettinger, dated May 26, 2021, is incorporated herein by reference to Exhibit (q)(ii) to Post-Effective Amendment No. 161 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001213900-21-044973 on August 26, 2021.

(q)(iii)	Opinion of counsel, Fox Rothschild, LLP, regarding legal status of Cannabis Companies held by the Cambria Cannabis ETF, dated July 15, 2019, is incorporated herein by reference to Exhibit (q)(iii) to Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-19-010135 on July 12, 2019.

(q)(iv)	Opinion of counsel, Fox Rothschild, LLP, regarding legal status of Cannabis Companies held by the Cambria Cannabis ETF, dated May 29, 2020, is incorporated herein by reference to Exhibit (q)(iii) to Post-Effective Amendment No. 122 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020.

(q)(v)

Opinion of counsel, Fox Rothschild, LLP, regarding legal status of Cannabis Companies held by the Cambria Cannabis ETF, dated June 29, 2021, is incorporated herein by reference to Exhibit (q)(v) to Post-Effective Amendment No. 161 to the Registrant’s registration statement on Form N-1A (File Nos. 333-180879 and 811-22704), as filed with the SEC via EDGAR Accession No. 0001213900-21-044973 on August 26, 2021.

Item 29. Persons Controlled by or Under Common Control with the Fund.

Upon the commencement of operations of the Cambria Managed Futures Strategy ETF, the Registrant will own 100% of the Cambria Managed Futures Strategy CFC, an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30. Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Trust Instrument adopted as of September 9, 2011 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Securities Act” or the “1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 2 and 3 of the Registrant’s Trust Instrument provide as follows:

Section 2.   INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)	as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)	in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.  INDEMNIFICATION OF SHAREHOLDERS.

If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Section 9 of the Investment Advisory Agreement between the Registrant and Cambria Investment Management, L.P. provides:

(a)	Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b)	Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)	Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)	Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 6 of the Distribution Agreement between the Registrant and ALPS Distributors, Inc. provides:

6.	Standard of Care; Limitation of Liability; Indemnification.

(a)	ALPS shall be obligated to act in good faith and to exercise commercially reasonable care and diligence in the performance of its duties under this Agreement.

(b)	Notwithstanding anything in this Agreement to the contrary, ALPS and each of its affiliates, members, shareholders, directors, officers, partners, employees, agents, successors or assigns (“ALPS Associates”) shall not be liable to the Trust for any action or inaction of any ALPS Associate except to the extent of direct Losses[1] finally determined by a court of competent jurisdiction to have resulted solely from the gross negligence, willful misconduct, bad faith, reckless disregard or fraud of ALPS in the performance of ALPS’ duties, obligations or responsibilities, or with respect to its representations, warranties or indemnities, set forth in this Agreement or under an Authorized Participant Agreement.

(c)	Notwithstanding anything in this Agreement to the contrary, except with respect to all amounts payable by the Trust as part of its indemnification obligations under this Section 6, under no circumstances shall either party be liable for Losses that are indirect, special, incidental, consequential, punitive, exemplary or enhanced or that represent lost profits, opportunity costs or diminution of value.

(d)	The Trust shall indemnify, defend and hold harmless ALPS Associates from and against Losses (including legal fees and costs to enforce this provision) that ALPS Associates suffer, incur, or pay as a result of any third-party claim or claim among the parties arising out of the subject matter of or otherwise in any way related to this Agreement or an Authorized Participant Agreement (“Claims”), except to the extent it is finally determined by a court of competent jurisdiction that such Losses resulted solely from the gross negligence, willful misconduct, fraud, bad faith or reckless disregard of ALPS in the performance of ALPS’ duties or obligations under this Agreement or under an Authorized Participant Agreement. Claims include but are not limited to:

(i)	all actions taken by ALPS or ALPS Associates that are necessary to provide the services under this Agreement and/or an Authorized Participant Agreement, or in reliance upon any instructions, information, or requests, whether oral, written or electronic, received from the Trust or its officers; or

(ii)	any Claims that the registration statement, prospectus, statement of additional information, shareholder report, sales literature and advertisements approved for use by the Trust and/or the Trust’s investment adviser or other information filed or made public by the Trust (as from time to time amended) include an untrue statement of a material fact or omission of a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the prospectus and statement of additional information, in light of the circumstances under which they were made) not misleading under the 1933 Act, the 1940 Act, or any other statute, regulation, self-regulatory organization rule or applicable common law.

1	As used in this Agreement, the term “Losses” means any and all compensatory, direct, indirect, special, incidental, consequential, punitive, exemplary, enhanced or other damages, settlement payments, attorneys’ fees, costs, damages, charges, expenses, interest, applicable taxes or other losses of any kind.

(e)	ALPS shall indemnify, defend and hold harmless the Trust, the Fund’s investment adviser and their respective officers, directors, agents, and employees (“Trust Associates”) from and against Losses (including legal fees and costs to enforce this provision) that Trust Associates suffer, incur, or pay as a result of any third-party Claims arising solely from ALPS’ gross negligence, willful misconduct, bad faith, reckless disregard or fraud in the performance of its duties, obligations, or responsibilities set forth in this Agreement.

(f)	Any expenses (including legal fees and costs) incurred by ALPS Associates in defending or responding to any Claims (or in enforcing this provision) shall be paid by the Trust on a quarterly basis prior to the final disposition of such matter upon receipt by the Trust of an undertaking by ALPS to repay such amount if it shall be determined that ALPS is entitled to be indemnified. Notwithstanding the foregoing, nothing contained in this paragraph or elsewhere in this Agreement shall constitute a waiver by the Trust of any of its legal rights available under U.S. federal securities laws or any other laws whose applicability is not permitted to be contractually waived.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S.  Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser.

Cambria Investment Management, L.P. (the “Adviser”) serves as investment advisor for each series of the Trust. The principal address of the Adviser is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature, not including positions with the Trust set forth in the Statement of Additional Information, in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years (fiscal years ended April 30, 2021 and April 30, 2020), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with Adviser	Name of Other Company	Connection with Other Company
Mebane Faber – Chief Investment Officer	The Idea Farm	Founder
Douglas Tyre – Chief Compliance Officer	Cipperman Compliance Services, LLC	Compliance Director

Item 32. Principal Underwriters.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Reaves Utility Income Fund, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)        Not applicable.

Item 33.  Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Registrant: Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245
Adviser: Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245
Distributor: ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203
Administrator: ALPS Fund Services, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203
Custodian: Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02109

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 162 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 26th day of August, 2021.

CAMBRIA ETF TRUST

By:	/s/ Mebane Faber
Mebane Faber
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Erich A. Rettinger	Principal Financial Officer	August 26, 2021
Erich A. Rettinger*	(Principal Accounting Officer)

/s/ Mebane Faber	President and Trustee	August 26, 2021
Mebane Faber

/s/ Michael Venuto	Trustee	August 26, 2021
Michael Venuto*

/s/ Dennis G. Schmal	Trustee	August 26, 2021
Dennis G. Schmal*

*/s/ Mebane Faber
Mebane Faber
Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-99.J	Consent to the reference to the independent registered public accounting firm, Cohen & Company Ltd.